DODGE & COX STOCK FUND
Portfolio of Investments (unaudited)	September 30, 2019

COMMON STOCKS: 97.7%

	SHARES	VALUE
COMMUNICATION SERVICES: 12.4%
MEDIA & ENTERTAINMENT: 11.8%
Alphabet, Inc., Class A(a)	82,300	$100,499,822
Alphabet, Inc., Class C(a)	1,819,553	2,218,035,107
Charter Communications, Inc., Class A(a)	5,128,586	2,113,592,862
Comcast Corp., Class A	50,081,194	2,257,660,225
DISH Network Corp., Class A(a)	18,139,637	618,017,433
Fox Corp., Class A	19,402,775	611,866,510
Fox Corp., Class B	3,897,533	122,928,191
News Corp., Class A	9,313,490	129,643,781

		8,172,243,931
TELECOMMUNICATION SERVICES: 0.6%
Sprint Corp.(a)	56,515,127	348,698,333
Zayo Group Holdings, Inc.(a)(b)	1,954,100	66,243,990

		414,942,323

		8,587,186,254
CONSUMER DISCRETIONARY: 3.5%
AUTOMOBILES & COMPONENTS: 0.3%
Harley-Davidson, Inc.	6,567,647	236,238,263
CONSUMER DURABLES & APPAREL: 0.4%
Mattel, Inc.(a)(b)	23,148,305	263,659,194
RETAILING: 2.8%
Booking Holdings, Inc.(a)	678,500	1,331,630,885
Qurate Retail, Inc., Series A(a)(b)	36,723,476	378,802,655
The Gap, Inc.	13,716,500	238,118,440

		1,948,551,980

		2,448,449,437
CONSUMER STAPLES: 0.8%
FOOD, BEVERAGE & TOBACCO: 0.8%
Molson Coors Brewing Company, Class B	9,993,925	574,650,688
ENERGY: 9.9%
Apache Corp.(b)	32,534,809	832,891,111
Baker Hughes, a GE Company	47,100,996	1,092,743,107
Concho Resources, Inc.	6,775,500	460,056,450
Halliburton Co.	29,324,912	552,774,591
Hess Corp.	8,170,682	494,162,847
National Oilwell Varco, Inc.	15,523,409	329,096,271
Occidental Petroleum Corp.(b)	52,587,926	2,338,585,069
Schlumberger, Ltd. (Curacao/United States)	22,664,845	774,457,754

		6,874,767,200
FINANCIALS: 25.5%
BANKS: 10.2%
Bank of America Corp.	69,455,300	2,026,011,101
BB&T Corp.	15,939,644	850,698,800
JPMorgan Chase & Co.	13,553,400	1,595,099,646
Wells Fargo & Co.	52,074,841	2,626,654,980

		7,098,464,527
DIVERSIFIED FINANCIALS: 12.4%
American Express Co.	9,022,000	1,067,122,160
Bank of New York Mellon Corp.	28,770,224	1,300,701,827
Capital One Financial Corp.(b)	25,680,113	2,336,376,681
Charles Schwab Corp.	57,108,300	2,388,840,189
Goldman Sachs Group, Inc.	7,096,700	1,470,649,141

		8,563,689,998
INSURANCE: 2.9%
AEGON NV (Netherlands)	78,646,902	324,811,705
Brighthouse Financial, Inc.(a)(b)	6,685,763	270,572,829
MetLife, Inc.	30,367,100	1,432,112,436

		2,027,496,970

		17,689,651,495

	SHARES	VALUE
HEALTH CARE: 21.2%
HEALTH CARE EQUIPMENT & SERVICES: 5.4%
Cigna Corp.	10,508,972	$1,595,156,860
CVS Health Corp.	12,041,500	759,457,405
Medtronic PLC (Ireland/United States)	4,110,000	446,428,200
UnitedHealth Group, Inc.	4,312,460	937,183,807

		3,738,226,272
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES: 15.8%
Alnylam Pharmaceuticals, Inc.(a)	3,197,761	257,163,940
AstraZeneca PLC ADR (United Kingdom)	32,630,573	1,454,344,639
Bristol-Myers Squibb Co.	30,546,239	1,548,999,780
Eli Lilly and Co.	5,552,119	620,893,468
Gilead Sciences, Inc.	11,322,512	717,620,810
GlaxoSmithKline PLC ADR (United Kingdom)	31,935,000	1,362,985,800
Incyte Corp.(a)	1,995,900	148,155,657
Novartis AG ADR (Switzerland)	17,366,300	1,509,131,470
Roche Holding AG ADR (Switzerland)	41,406,999	1,509,285,113
Sanofi ADR (France)	40,337,328	1,868,828,406

		10,997,409,083

		14,735,635,355
INDUSTRIALS: 7.8%
CAPITAL GOODS: 4.9%
Johnson Controls International PLC(b) (Ireland/United States)	44,065,751	1,934,045,811
United Technologies Corp.	10,520,700	1,436,285,964

		3,370,331,775
TRANSPORTATION: 2.9%
FedEx Corp.(b)	13,856,099	2,017,032,332

		5,387,364,107
INFORMATION TECHNOLOGY: 15.5%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 2.5%
Maxim Integrated Products, Inc.	5,674,375	328,603,056
Microchip Technology, Inc.(b)	15,327,133	1,424,043,927

		1,752,646,983
SOFTWARE & SERVICES: 4.5%
Cognizant Technology Solutions Corp., Class A	10,638,400	641,123,176
Micro Focus International PLC ADR(b) (United Kingdom)	22,850,228	323,330,726
Microsoft Corp.	15,370,100	2,136,905,003

		3,101,358,905
TECHNOLOGY, HARDWARE & EQUIPMENT: 8.5%
Cisco Systems, Inc.	12,989,787	641,825,376
Dell Technologies, Inc., Class C(a)	14,340,717	743,709,583
Hewlett Packard Enterprise Co.(b)	76,727,245	1,163,952,307
HP Inc.(b)	74,243,278	1,404,682,820
Juniper Networks, Inc.(b)	29,879,065	739,506,859
TE Connectivity, Ltd. (Switzerland)	12,923,075	1,204,172,128

		5,897,849,073

		10,751,854,961
MATERIALS: 1.1%
Celanese Corp.(b)	6,253,598	764,752,499
TOTAL COMMON STOCKS (Cost $50,727,070,465)		$67,814,311,996

SHORT-TERM INVESTMENTS: 2.0%

	PAR VALUE/ SHARES	VALUE
REPURCHASE AGREEMENTS: 1.6%
Bank of Montreal(c) 2.20%, dated 9/30/19, due 10/1/19, maturity value $120,207,346	$120,200,000	$120,200,000

1 / Dodge & Cox Stock Fund	See accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)	September 30, 2019

SHORT-TERM INVESTMENTS (continued)

	PAR VALUE/ SHARES	VALUE
Fixed Income Clearing Corporation(c) 1.20%, dated 9/30/19, due 10/1/19, maturity value $760,555,351	$760,530,000	$760,530,000
Royal Bank of Canada(c) 2.25%, dated 9/30/19, due 10/1/19, maturity value $240,415,025	240,400,000	240,400,000

		1,121,130,000
MONEY MARKET FUND: 0.4%
State Street Institutional U.S. Government Money Market Fund	277,196,449	277,196,449

TOTAL SHORT-TERM INVESTMENTS (Cost $1,398,326,449)		$1,398,326,449

TOTAL INVESTMENTS IN SECURITIES (Cost $52,125,396,914)	99.7%	$69,212,638,445
OTHER ASSETS LESS LIABILITIES	0.3%	185,544,682

NET ASSETS	100.0%	$69,398,183,127

(a)	Non-income producing
(b)	See Notes to Portfolio of Investments regarding holdings of 5% voting securities
(c)	Repurchase agreements are collateralized by:

Bank of Montreal: U.S. Treasury Notes 3.00%-8.75%, 5/15/20-5/15/48 and U.S. Treasury Inflation Indexed Notes 0.75%-3.375%, 7/15/20-2/15/49. Total collateral value is $122,611,561.

Fixed Income Clearing Corporation: U.S. Treasury Notes 1.375%-2.25%, 4/30/21-5/31/21. Total collateral value is $775,744,358.

Royal Bank of Canada: U.S. Treasury Note 2.50%, 3/31/23 and U.S. Treasury Inflation Indexed Notes 1.125%-3.875%, 1/15/21-4/15/29. Total collateral value is $245,223,377.

In determining a company’s country designation, the Fund generally references the country of incorporation. In cases where the Fund considers the country of incorporation to be a “jurisdiction of convenience” chosen primarily for tax purposes or in other limited circumstances, the Fund uses the country designation of an appropriate broad-based market index. In those cases, two countries are listed - the country of incorporation and the country designated by an appropriate index, respectively.

ADR: American Depositary Receipt

FUTURES CONTRACTS

Description	Number of Contracts	Expiration Date	Notional Amount	Value / Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index - Long Position	9,365	12/20/19	$1,394,682,625	$(10,109,342)

See accompanying Notes to Portfolio of Investments	Dodge & Cox Stock Fund / 2

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Security valuation. The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4 p.m. Eastern Time, each day that the NYSE is open for business.

Portfolio holdings for which market quotes are readily available are valued at market value. Listed securities, for example, are generally valued using the official quoted close price or the last sale on the exchange that is determined to be the primary market for the security. Exchange-traded derivatives are generally valued at the settlement price determined by the relevant exchange. Short-term securities with less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value the Fund receives upon the sale of the securities. All securities held by the Fund are denominated in U.S. dollars.

If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by or under the direction of the Funds’ Board of Trustees. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.

Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Valuation measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

▪	Level 1: Quoted prices in active markets for identical securities
▪	Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
▪	Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s holdings as of September 30, 2019:

Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)
Securities
Common Stocks (a)	$67,814,311,996	$—
Short-term Investments
Repurchase Agreements	—	1,121,130,000
Money Market Fund	277,196,449	—

Total Securities	$68,091,508,445	$1,121,130,000

Other Investments
Futures Contracts
Depreciation	$(10,109,342)	$—

(a)	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Portfolio of Investments.

Security transactions. Security transactions are recorded on the trade date.

Dodge & Cox Stock Fund / 3

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Holdings of 5% voting securities. Each of the companies listed below was considered to be an affiliate of the Fund because the Fund owned 5% or more of the company’s voting securities during all or part of the nine-month period ended September 30, 2019. Transactions during the period in these securities were as follows:

	Shares at Beginning of Period	Additions	Reductions	Shares at End of Period	Dividend Income (a)	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period
COMMON STOCKS: 23.3%
COMMUNICATION SERVICES: 0.0%
Zayo Group Holdings, Inc.(b)	16,027,500	—	(14,073,400)	1,954,100	$—	$8,145,240	$168,350,505	$—	(c)
CONSUMER DISCRETIONARY: 0.9%
Mattel, Inc.(b)	20,504,501	3,000,000	(356,196)	23,148,305	—	(342,397)	28,422,388	263,659,194
Qurate Retail, Inc., Series A(b)	32,289,076	4,500,000	(65,600)	36,723,476	—	1,286,181	(320,610,006)	378,802,655

								642,461,849

ENERGY: 4.5%
Anadarko Petroleum Corp.	26,957,621	1,075,000	(28,032,621)	—	15,393,943	599,911,115	146,588,199	—	(c)
Apache Corp.	31,484,032	1,116,977	(66,200)	32,534,809	24,417,657	574,351	(22,132,080)	832,891,111
Occidental Petroleum Corp.	16,914,726	35,710,000	(36,800)	52,587,926	74,046,166	266,664	(481,130,375)	2,338,585,069

								3,171,476,180

FINANCIALS: 3.8%
Brighthouse Financial, Inc.(b)	6,699,363	—	(13,600)	6,685,763	—	82,225	66,884,668	270,572,829
Capital One Financial Corp.	22,661,213	3,070,000	(51,100)	25,680,113	30,276,576	2,967,578	375,399,245	2,336,376,681

								2,606,949,510

INDUSTRIALS: 5.7%
FedEx Corp.	9,663,999	4,215,000	(22,900)	13,856,099	25,274,143	3,275,783	(289,197,371)	2,017,032,332
Johnson Controls International PLC	42,454,251	2,300,000	(688,500)	44,065,751	34,319,286	(1,703,888)	624,968,669	1,934,045,811

								3,951,078,143

INFORMATION TECHNOLOGY: 7.3%
Hewlett Packard Enterprise Co.	84,295,793	2,500,000	(10,068,548)	76,727,245	26,447,229	64,065,639	119,135,457	1,163,952,307
HP Inc.	50,846,578	23,500,000	(103,300)	74,243,278	33,134,139	1,802,741	(99,053,467)	1,404,682,820
Juniper Networks, Inc.	25,633,165	4,300,000	(54,100)	29,879,065	16,328,067	312,179	(62,318,651)	739,506,859
Microchip Technology, Inc.	11,350,233	4,350,000	(373,100)	15,327,133	14,291,028	1,678,204	281,452,073	1,424,043,927
Micro Focus International PLC ADR(d)	19,910,713	2,980,000	(40,485)	22,850,228	128,510,813	554,516	(131,028,623)	323,330,726

								5,055,516,639

MATERIALS: 1.1%
Celanese Corp.	6,266,298	—	(12,700)	6,253,598	11,138,262	888,262	201,407,730	764,752,499

					$433,577,309	$683,764,393	$607,138,361	$16,192,234,820

(a)	Net of foreign taxes, if any
(b)	Non-income producing
(c)	Company was not an affiliate at period end
(d)	Shares reflect a reverse stock split on April 30, 2019

Other. For more information please see the Fund’s most recent prospectus, summary prospectus, and annual report on the Fund’s website at dodgeandcox.com.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Before investing in any Dodge & Cox Fund, you should carefully consider the Fund’s investment objectives, risks, and management fees and other charges and expenses. To obtain a Fund’s prospectus and summary prospectus, which contain this and other important information, visit dodgeandcox.com or call 800-621-3979. Please read the prospectus and summary prospectus carefully before investing.

4 / Dodge & Cox Stock Fund

DODGE & COX GLOBAL STOCK FUND
Consolidated Portfolio of Investments (unaudited)	September 30, 2019

COMMON STOCKS: 96.1%

	SHARES	VALUE
COMMUNICATION SERVICES: 12.4%
MEDIA & ENTERTAINMENT: 11.2%
Alphabet, Inc., Class C(a) (United States)	201,999	$246,236,781
Altice Europe NV, Series A(a) (Netherlands)	7,435,145	38,898,906
Baidu, Inc. ADR(a) (Cayman Islands/China)	991,200	101,855,712
Charter Communications, Inc., Class A(a) (United States)	512,197	211,086,628
Comcast Corp., Class A (United States)	4,269,200	192,455,536
DISH Network Corp., Class A(a) (United States)	1,630,800	55,561,356
Grupo Televisa SAB ADR (Mexico)	12,391,400	121,187,892
Liberty Global PLC, Series C(a) (United Kingdom)	3,430,200	81,604,458
MultiChoice Group, Ltd.(a) (South Africa)	832,403	6,483,894
Television Broadcasts, Ltd. (Hong Kong)	2,509,500	4,091,942

		1,059,463,105
TELECOMMUNICATION SERVICES: 1.2%
Millicom International Cellular SA SDR (Luxembourg)	1,003,400	48,681,573
Sprint Corp.(a) (United States)	8,868,500	54,718,645
Zayo Group Holdings, Inc.(a) (United States)	241,300	8,180,070

		111,580,288

		1,171,043,393
CONSUMER DISCRETIONARY: 7.4%
AUTOMOBILES & COMPONENTS: 1.7%
Bayerische Motoren Werke AG (Germany)	894,300	62,958,623
Honda Motor Co., Ltd. (Japan)	3,791,300	98,126,734

		161,085,357
CONSUMER DURABLES & APPAREL: 0.3%
Mattel, Inc.(a) (United States)	2,144,367	24,424,340
RETAILING: 5.4%
Alibaba Group Holding, Ltd. ADR(a) (Cayman Islands/China)	462,700	77,377,321
Booking Holdings, Inc.(a) (United States)	75,500	148,177,055
JD.com, Inc. ADR(a) (Cayman Islands/China)	3,252,746	91,759,965
Naspers, Ltd. (South Africa)	636,453	96,447,109
Prosus NV(a) (Netherlands)	636,453	46,720,840
Qurate Retail, Inc., Series A(a) (United States)	5,081,572	52,416,415

		512,898,705

		698,408,402
CONSUMER STAPLES: 0.6%
FOOD & STAPLES RETAILING: 0.6%
Magnit PJSC (Russia)	1,006,100	54,916,259
ENERGY: 9.0%
Apache Corp. (United States)	4,567,082	116,917,299
Baker Hughes, a GE Company (United States)	3,444,827	79,919,986
Encana Corp. (Canada)	17,811,653	81,933,604
Hess Corp. (United States)	1,387,232	83,899,791
Occidental Petroleum Corp. (United States)	6,865,663	305,316,034
Schlumberger, Ltd. (Curacao/United States)	1,431,200	48,904,104
Suncor Energy, Inc. (Canada)	4,150,300	131,066,474

		847,957,292
FINANCIALS: 29.2%
BANKS: 18.3%
Axis Bank, Ltd. (India)	10,609,600	102,519,784

	SHARES	VALUE
Banco Santander SA (Spain)	39,562,298	$161,121,392
Bank of America Corp. (United States)	4,797,300	139,937,241
Barclays PLC (United Kingdom)	53,400,300	98,750,103
BNP Paribas SA (France)	4,710,900	229,364,682
ICICI Bank, Ltd. (India)	26,088,336	159,691,150
Kasikornbank PCL- Foreign (Thailand)	4,969,500	25,509,613
Mitsubishi UFJ Financial Group, Inc. (Japan)	17,775,000	90,153,156
Societe Generale SA (France)	6,907,685	189,279,903
Standard Chartered PLC (United Kingdom)	16,581,477	139,492,965
UniCredit SPA (Italy)	19,234,366	226,835,929
Wells Fargo & Co. (United States)	3,302,773	166,591,870

		1,729,247,788
DIVERSIFIED FINANCIALS: 9.4%
Bank of New York Mellon Corp. (United States)	1,284,400	58,067,724
Capital One Financial Corp. (United States)	1,949,200	177,338,216
Charles Schwab Corp. (United States)	3,508,900	146,777,287
Credit Suisse Group AG (Switzerland)	13,783,799	168,974,280
Goldman Sachs Group, Inc. (United States)	678,900	140,688,447
UBS Group AG (Switzerland)	17,534,800	199,057,446

		890,903,400
INSURANCE: 1.5%
AEGON NV (Netherlands)	12,085,507	50,279,823
Aviva PLC (United Kingdom)	18,209,820	89,402,773

		139,682,596

		2,759,833,784
HEALTH CARE: 17.4%
HEALTH CARE EQUIPMENT & SERVICES: 3.4%
Cigna Corp. (United States)	839,638	127,448,652
CVS Health Corp. (United States)	1,644,300	103,706,001
UnitedHealth Group, Inc. (United States)	433,400	94,186,488

		325,341,141
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES: 14.0%
Alnylam Pharmaceuticals, Inc.(a) (United States)	358,500	28,830,570
AstraZeneca PLC (United Kingdom)	1,270,804	113,454,319
Bayer AG (Germany)	2,255,220	159,013,052
Bristol-Myers Squibb Co. (United States)	2,542,700	128,940,317
GlaxoSmithKline PLC (United Kingdom)	9,298,400	199,457,383
Incyte Corp.(a) (United States)	438,300	32,535,009
Novartis AG (Switzerland)	2,127,900	184,508,257
Roche Holding AG (Switzerland)	685,000	199,346,977
Sanofi (France)	2,983,762	276,628,081

		1,322,713,965

		1,648,055,106
INDUSTRIALS: 7.7%
CAPITAL GOODS: 5.1%
Johnson Controls International PLC (Ireland/United States)	3,694,040	162,131,416
Mitsubishi Electric Corp. (Japan)	10,640,500	140,971,248
Schneider Electric SA (France)	848,578	74,455,084
United Technologies Corp. (United States)	768,700	104,942,924

		482,500,672
TRANSPORTATION: 2.6%
FedEx Corp. (United States)	1,661,500	241,864,555

		724,365,227
INFORMATION TECHNOLOGY: 8.8%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 1.6%
Microchip Technology, Inc. (United States)	1,602,300	148,869,693

1 / Dodge & Cox Global Stock Fund	See accompanying Notes to Consolidated Portfolio of Investments

Consolidated Portfolio of Investments (unaudited)	September 30, 2019

COMMON STOCKS (continued)

	SHARES	VALUE
SOFTWARE & SERVICES: 2.3%
Cognizant Technology Solutions Corp., Class A (United States)	690,500	$41,612,982
Micro Focus International PLC (United Kingdom)	3,002,699	41,970,282
Microsoft Corp. (United States)	989,300	137,542,379

		221,125,643
TECHNOLOGY, HARDWARE & EQUIPMENT: 4.9%
Dell Technologies, Inc., Class C(a) (United States)	1,888,643	97,945,026
Hewlett Packard Enterprise Co. (United States)	5,823,298	88,339,431
HP Inc. (United States)	4,207,700	79,609,684
Juniper Networks, Inc. (United States)	3,067,168	75,912,408
Samsung Electronics Co., Ltd. (South Korea)	159,600	6,544,647
TE Connectivity, Ltd. (Switzerland)	1,261,115	117,510,696

		465,861,892

		835,857,228
MATERIALS: 3.2%
Celanese Corp. (United States)	791,500	96,792,535
Cemex SAB de CV ADR (Mexico)	14,039,917	55,036,475
LafargeHolcim, Ltd. (Switzerland)	1,519,662	74,791,641
Linde PLC (Ireland/United States)	384,361	74,570,323

		301,190,974
REAL ESTATE: 0.4%
Hang Lung Group, Ltd. (Hong Kong)	14,717,900	36,655,321

TOTAL COMMON STOCKS (Cost $8,570,499,776)		$9,078,282,986

PREFERRED STOCKS: 2.9%
ENERGY: 0.5%
Petroleo Brasileiro SA (Brazil)	7,509,606	49,793,534
FINANCIALS: 1.5%
BANKS: 1.5%
Itau Unibanco Holding SA (Brazil)	16,584,293	139,820,644
INFORMATION TECHNOLOGY: 0.9%
TECHNOLOGY, HARDWARE & EQUIPMENT: 0.9%
Samsung Electronics Co., Ltd. (South Korea)	2,509,700	82,876,855

TOTAL PREFERRED STOCKS (Cost $129,693,583)		$272,491,033

SHORT-TERM INVESTMENTS: 0.8%

	PAR VALUE/ SHARES	VALUE
REPURCHASE AGREEMENTS: 0.4%
Bank of Montreal(b) 2.20%, dated 9/30/19, due 10/1/19, maturity value $5,300,324	$5,300,000	$5,300,000
Fixed Income Clearing Corporation(b) 1.20%, dated 9/30/19, due 10/1/19, maturity value $21,917,731	21,917,000	21,917,000
Royal Bank of Canada(b) 2.25%, dated 9/30/19, due 10/1/19, maturity value $10,700,669	10,700,000	10,700,000

		37,917,000

	PAR VALUE/ SHARES	VALUE
MONEY MARKET FUND: 0.4%
State Street Institutional U.S. Government Money Market Fund	37,771,985	$37,771,985

TOTAL SHORT-TERM INVESTMENTS (Cost $75,688,985)		$75,688,985

TOTAL INVESTMENTS IN SECURITIES (Cost $8,775,882,344)	99.8%	$9,426,463,004
OTHER ASSETS LESS LIABILITIES	0.2%	23,319,002

NET ASSETS	100.0%	$9,449,782,006

(a)	Non-income producing
(b)	Repurchase agreements are collateralized by:

Bank of Montreal: U.S. Treasury Bill 2/27/20 and U.S. Treasury Notes 2.375%-3.125%, 8/15/24-5/15/48. Total collateral value is $5,406,390.

Fixed Income Clearing Corporation: U.S. Treasury Note 2.625%, 6/15/21. Total collateral value is $22,355,391.

Royal Bank of Canada: U.S. Treasury Note 2.125%, 12/31/22. Total collateral value is $10,914,750.

In determining a company’s country designation, the Fund generally references the country of incorporation. In cases where the Fund considers the country of incorporation to be a “jurisdiction of convenience” chosen primarily for tax purposes or in other limited circumstances, the Fund uses the country designation of an appropriate broad-based market index. In those cases, two countries are listed - the country of incorporation and the country designated by an appropriate index, respectively.

ADR: American Depositary Receipt

SDR: Swedish Depository Receipt

See accompanying Notes to Consolidated Portfolio of Investments	Dodge & Cox Global Stock Fund / 2

Consolidated Portfolio of Investments (unaudited)	September 30, 2019

EQUITY TOTAL RETURN SWAPS (a)

Fund Receives	Fund Pays	Counterparty	Maturity Date	Notional Amount	Value / Unrealized Appreciation/ (Depreciation)
Total Return on Naspers, Ltd.	2.898%	JPMorgan	9/25/20	$43,057,709	$(4,520,930)
Total Return on Prosus NV	2.898%	JPMorgan	9/25/20	20,768,560	(2,444,604)
2.198%	Total Return on Tencent Holdings, Ltd.	JPMorgan	9/25/20	66,383,320	3,219,219

					$(3,746,315)

(a)	The combination of the equity total return swaps is designed to hedge Naspers, Ltd.’s and Prosus NV’s exposure to Tencent Holdings, Ltd. The swaps pay at maturity and no upfront payments were made.

FUTURES CONTRACTS

Description	Number of Contracts	Expiration Date	Notional Amount	Value / Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index – Long Position	524	12/20/19	$78,036,700	$(768,763)

CURRENCY FORWARD CONTRACTS

Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
CHF: Swiss Franc
Barclays	10/30/19	USD	51,867,920	CHF	51,051,000	$592,887
Citibank	10/30/19	USD	51,893,807	CHF	51,051,000	618,775
HSBC	12/11/19	USD	18,776,103	CHF	18,450,000	178,051
HSBC	12/11/19	USD	18,774,040	CHF	18,450,000	175,988
Morgan Stanley	11/20/19	USD	12,388,994	CHF	11,900,000	416,405
Morgan Stanley	11/20/19	USD	12,382,290	CHF	11,900,000	409,702
CNH: Chinese Yuan Renminbi
Bank of America	1/15/20	USD	18,602,432	CNH	125,717,097	1,039,348
Bank of America	2/12/20	USD	4,790,613	CNH	32,500,000	253,126
Barclays	3/4/20	USD	18,724,862	CNH	125,700,000	1,183,564
Citibank	12/4/19	USD	28,026,826	CNH	196,000,000	616,483
Citibank	12/18/19	USD	10,887,869	CNH	75,000,000	402,832
Citibank	2/5/20	USD	8,002,896	CNH	54,018,750	459,877
Citibank	2/5/20	CNH	72,025,000	USD	10,143,652	(86,293)
Citibank	2/5/20	CNH	70,950,000	USD	10,007,758	(100,509)
Citibank	2/5/20	CNH	72,025,000	USD	10,142,938	(85,579)
Credit Suisse	1/8/20	USD	19,694,939	CNH	135,156,520	810,154
Credit Suisse	1/15/20	USD	18,843,578	CNH	127,621,902	1,014,387
Goldman Sachs	1/22/20	USD	19,155,086	CNH	130,676,000	902,111
Goldman Sachs	10/27/21	USD	12,720,309	CNH	90,000,000	359,965
Goldman Sachs	4/27/22	USD	9,234,784	CNH	64,264,860	449,873
Goldman Sachs	7/27/22	USD	16,793,687	CNH	124,500,000	(185,800)
HSBC	10/23/19	USD	26,422,647	CNH	183,500,000	733,461
HSBC	12/18/19	USD	7,262,164	CNH	50,000,000	272,139
HSBC	12/18/19	CNH	90,537,000	USD	12,690,917	(33,798)
HSBC	2/5/20	USD	7,967,921	CNH	53,750,000	462,429
HSBC	2/12/20	USD	4,796,057	CNH	32,500,000	258,569
HSBC	10/27/21	USD	12,723,546	CNH	90,000,000	363,202
HSBC	1/26/22	USD	9,113,221	CNH	64,397,667	289,640
HSBC	4/27/22	USD	9,369,992	CNH	65,238,570	451,976
HSBC	4/27/22	USD	9,230,132	CNH	65,238,570	312,116
JPMorgan	10/23/19	USD	22,835,938	CNH	160,000,000	436,647
JPMorgan	10/23/19	USD	26,428,355	CNH	183,500,000	739,169
JPMorgan	12/18/19	USD	10,890,083	CNH	75,000,000	405,045
JPMorgan	1/15/20	CNH	280,000,000	USD	40,238,557	(1,121,654)
JPMorgan	2/5/20	USD	8,004,557	CNH	54,018,750	461,538
JPMorgan	5/12/21	USD	39,755,786	CNH	280,000,000	1,114,102
JPMorgan	1/26/22	USD	9,135,069	CNH	64,397,666	311,488
JPMorgan	1/26/22	USD	9,093,789	CNH	64,397,667	270,208
State Street	10/23/19	CNH	89,000,000	USD	12,571,864	(112,259)
State Street	1/8/20	USD	2,917,791	CNH	20,000,000	123,285
State Street	1/8/20	USD	2,916,940	CNH	20,000,000	122,434
State Street	1/15/20	USD	18,881,493	CNH	127,621,901	1,052,302
State Street	2/5/20	USD	7,882,983	CNH	53,212,500	452,546
UBS	12/18/19	CNH	90,537,000	USD	12,679,364	(22,246)
UBS	9/23/20	USD	45,575,548	CNH	327,000,000	142,787
UBS	7/27/22	USD	16,793,687	CNH	124,500,000	(185,800)

Unrealized appreciation on currency forward contracts						18,658,611
Unrealized depreciation on currency forward contracts						(1,933,938)

Net unrealized appreciation on currency forward contracts						$16,724,673

The listed counterparty may be the parent company or one of its subsidiaries.

3 / Dodge & Cox Global Stock Fund	See accompanying Notes to Consolidated Portfolio of Investments

NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS (unaudited)

Security valuation. The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4 p.m. Eastern Time, each day that the NYSE is open for business.

Portfolio holdings for which market quotes are readily available are valued at market value. Listed securities, for example, are generally valued using the official quoted close price or the last sale on the exchange that is determined to be the primary market for the security. Exchange-traded derivatives are generally valued at the settlement price determined by the relevant exchange. Short-term securities with less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value the Fund receives upon the sale of the securities.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using prevailing exchange rates. Currency forward contracts are valued based on the prevailing forward exchange rates of the underlying currencies. As a result, the Fund’s net assets may be affected by changes in the value of currencies in relation to the U.S. dollar.

If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by or under the direction of the Funds’ Board of Trustees. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.

As trading in securities on most foreign exchanges is normally completed before the close of the NYSE, the value of non-U.S. securities can change by the time the Fund calculates its net asset value. To address these changes, the Fund may utilize adjustment factors provided by an independent pricing service to systematically value non-U.S. securities at fair value. These adjustment factors are based on statistical analyses of subsequent movements and changes in U.S. markets and financial instruments trading in U.S. markets that represent foreign securities or baskets of securities.

Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Dodge & Cox Global Stock Fund / 4

NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS (unaudited)

Valuation measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

▪	Level 1: Quoted prices in active markets for identical securities
▪	Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
▪	Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s holdings as of September 30, 2019:

Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)
Securities
Common Stocks
Communication Services	$1,171,043,393	$—
Consumer Discretionary	698,408,402	—
Consumer Staples	54,916,259	—
Energy	847,957,292	—
Financials	2,759,833,784	—
Health Care	1,648,055,106	—
Industrials	724,365,227	—
Information Technology	835,857,228	—
Materials	301,190,974	—
Real Estate	36,655,321	—
Preferred Stocks
Energy	49,793,534	—
Financials	139,820,644	—
Information Technology	82,876,855	—
Short-term Investments
Repurchase Agreements	—	37,917,000
Money Market Fund	37,771,985	—

Total Securities	$9,388,546,004	$37,917,000

Other Investments
Equity Total Return Swap Contracts
Appreciation	$—	$3,219,219
Depreciation	—	(6,965,534)
Futures Contracts
Depreciation	(768,763)	—
Currency Forward Contracts
Appreciation	—	18,658,611
Depreciation	—	(1,933,938)

Security transactions. Security transactions are recorded on the trade date.

Other. For more information please see the Fund’s most recent prospectus, summary prospectus, and annual report on the Fund’s website at dodgeandcox.com.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Before investing in any Dodge & Cox Fund, you should carefully consider the Fund’s investment objectives, risks, and management fees and other charges and expenses. To obtain a Fund’s prospectus and summary prospectus, which contain this and other important information, visit dodgeandcox.com or call 800-621-3979. Please read the prospectus and summary prospectus carefully before investing.

5 / Dodge & Cox Global Stock Fund

DODGE & COX INTERNATIONAL STOCK FUND Consolidated Portfolio of Investments (unaudited)	September 30, 2019

COMMON STOCKS: 93.0%

	SHARES	VALUE
COMMUNICATION SERVICES: 7.0%
MEDIA & ENTERTAINMENT: 5.6%
Altice Europe NV, Series A(a) (Netherlands)	35,193,229	$184,122,584
Baidu, Inc. ADR(a) (Cayman Islands/China)	6,837,287	702,599,612
Grupo Televisa SAB ADR (Mexico)	51,663,380	505,267,856
Liberty Global PLC, Series A(a)(b) (United Kingdom)	18,353,503	454,249,199
Liberty Global PLC, Series C(a) (United Kingdom)	27,970,701	665,422,977
MultiChoice Group, Ltd.(a) (South Africa)	8,436,537	65,715,303
Television Broadcasts, Ltd.(b) (Hong Kong)	39,842,700	64,966,726

		2,642,344,257
TELECOMMUNICATION SERVICES: 1.4%
America Movil SAB de CV, Series L (Mexico)	352,318,600	261,730,550
Millicom International Cellular SA SDR(b) (Luxembourg)	6,583,836	319,425,447
MTN Group, Ltd. (South Africa)	16,225,894	103,172,902

		684,328,899

		3,326,673,156
CONSUMER DISCRETIONARY: 9.5%
AUTOMOBILES & COMPONENTS: 3.5%
Bayerische Motoren Werke AG (Germany)	8,101,801	570,365,914
Honda Motor Co., Ltd. (Japan)	31,385,755	812,328,651
Yamaha Motor Co., Ltd. (Japan)	15,317,700	277,383,183

		1,660,077,748
RETAILING: 6.0%
Alibaba Group Holding, Ltd. ADR(a) (Cayman Islands/China)	2,558,000	427,774,340
Booking Holdings, Inc.(a) (United States)	297,300	583,483,953
JD.com, Inc. ADR(a) (Cayman Islands/China)	15,918,648	449,065,060
Naspers, Ltd. (South Africa)	6,074,358	920,498,866
Prosus NV(a) (Netherlands)	6,074,358	445,907,412

		2,826,729,631

		4,486,807,379
CONSUMER STAPLES: 1.1%
FOOD & STAPLES RETAILING: 0.7%
Magnit PJSC(b) (Russia)	5,698,885	311,063,956
FOOD, BEVERAGE & TOBACCO: 0.4%
Imperial Brands PLC (United Kingdom)	8,742,197	196,512,562

		507,576,518
ENERGY: 8.2%
Encana Corp.(b) (Canada)	71,518,431	328,984,783
Equinor ASA (Norway)	45,664,704	868,606,401
Schlumberger, Ltd. (Curacao/United States)	21,466,224	733,500,874
Suncor Energy, Inc. (Canada)	31,602,600	998,010,108
Total SA (France)	18,309,249	955,601,297

		3,884,703,463
FINANCIALS: 27.6%
BANKS: 19.7%
Axis Bank, Ltd. (India)	57,585,425	556,443,725
Banco Santander SA (Spain)	273,390,220	1,113,408,849
Barclays PLC (United Kingdom)	530,887,998	981,740,635
BNP Paribas SA (France)	28,854,758	1,404,882,803
ICICI Bank, Ltd. (India)	224,456,176	1,373,934,498
Kasikornbank PCL- Foreign (Thailand)	30,605,000	157,102,665

	SHARES	VALUE
Mitsubishi UFJ Financial Group, Inc. (Japan)	145,652,900	$738,738,038
Societe Generale SA (France)	33,067,123	906,083,854
Standard Chartered PLC (United Kingdom)	108,128,684	909,640,966
UniCredit SPA (Italy)	99,022,162	1,167,794,358

		9,309,770,391
DIVERSIFIED FINANCIALS: 5.5%
Credit Suisse Group AG (Switzerland)	97,558,432	1,195,959,537
Haci Omer Sabanci Holding AS (Turkey)	41,487,354	70,308,833
UBS Group AG (Switzerland)	117,997,827	1,339,527,458

		2,605,795,828
INSURANCE: 2.4%
AEGON NV (Netherlands)	115,617,142	481,006,668
Aviva PLC (United Kingdom)	132,576,227	650,895,081

		1,131,901,749

		13,047,467,968
HEALTH CARE: 15.7%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES: 15.7%
AstraZeneca PLC (United Kingdom)	11,121,300	992,882,867
Bayer AG (Germany)	18,040,150	1,271,990,896
GlaxoSmithKline PLC (United Kingdom)	53,602,800	1,149,818,701
Novartis AG (Switzerland)	12,279,770	1,064,767,593
Novartis AG ADR (Switzerland)	399,600	34,725,240
Roche Holding AG (Switzerland)	4,627,500	1,346,683,408
Sanofi (France)	16,669,322	1,545,432,431

		7,406,301,136
INDUSTRIALS: 8.7%
CAPITAL GOODS: 8.5%
Johnson Controls International PLC (Ireland/United States)	22,905,601	1,005,326,828
Mitsubishi Electric Corp. (Japan)	98,577,500	1,306,009,422
Nidec Corp. (Japan)	3,525,800	473,476,217
Schneider Electric SA (France)	9,858,146	864,963,605
Smiths Group PLC(b) (United Kingdom)	17,826,500	344,121,462

		3,993,897,534
TRANSPORTATION: 0.2%
DP World PLC (United Arab Emirates)	8,256,304	115,505,693
		4,109,403,227
INFORMATION TECHNOLOGY: 7.5%
SOFTWARE & SERVICES: 1.1%
Fujitsu, Ltd. (Japan)	3,152,750	252,365,792
Micro Focus International PLC(b) (United Kingdom)	19,729,707	275,772,353

		528,138,145
TECHNOLOGY, HARDWARE & EQUIPMENT: 6.4%
Brother Industries, Ltd. (Japan)	10,314,000	186,582,049
Hewlett Packard Enterprise Co. (United States)	8,859,124	134,392,911
Kyocera Corp. (Japan)	13,569,200	841,447,269
Murata Manufacturing Co., Ltd. (Japan)	12,355,500	592,492,647
Samsung Electronics Co., Ltd. (South Korea)	9,816,650	402,547,074
TE Connectivity, Ltd. (Switzerland)	8,929,304	832,032,547

		2,989,494,497

		3,517,632,642
MATERIALS: 5.8%
Akzo Nobel NV (Netherlands)	7,499,754	668,580,851
Cemex SAB de CV ADR (Mexico)	104,466,126	409,507,214
LafargeHolcim, Ltd. (Switzerland)	10,705,441	526,878,675
Linde PLC (Ireland/United States)	3,879,770	752,718,674
Nutrien, Ltd. (Canada)	7,964,553	397,271,904

		2,754,957,318

1 / Dodge & Cox International Stock Fund	See accompanying Notes to Consolidated Portfolio of Investments

Consolidated Portfolio of Investments (unaudited)	September 30, 2019

COMMON STOCKS (continued)

	SHARES	VALUE
REAL ESTATE: 0.9%
Daito Trust Construction Co., Ltd. (Japan)	1,083,500	$138,387,376
Hang Lung Group, Ltd.(b) (Hong Kong)	106,789,500	265,962,086

		404,349,462
UTILITIES: 1.0%
Engie (France)	29,524,800	482,064,872
TOTAL COMMON STOCKS (Cost $46,170,949,375)		$43,927,937,141

PREFERRED STOCKS: 5.1%
ENERGY: 0.9%
Petroleo Brasileiro SA (Brazil)	61,263,800	406,218,532
FINANCIALS: 2.2%
BANKS: 2.2%
Itau Unibanco Holding SA (Brazil)	124,859,851	1,052,681,881
INFORMATION TECHNOLOGY: 2.0%
TECHNOLOGY, HARDWARE & EQUIPMENT: 2.0%
Samsung Electronics Co., Ltd. (South Korea)	28,739,700	949,060,026

TOTAL PREFERRED STOCKS (Cost $1,565,789,389)		$2,407,960,439

SHORT-TERM INVESTMENTS: 1.7%

	PAR VALUE/ SHARES	VALUE
REPURCHASE AGREEMENTS: 1.3%
Bank of Montreal(c) 2.20%, dated 9/30/19, due 10/1/19, maturity value $51,403,141	$51,400,000	$51,400,000
Fixed Income Clearing Corporation(c) 1.20%, dated 9/30/19, due 10/1/19, maturity value $455,938,197	455,923,000	455,923,000
Royal Bank of Canada(c) 2.25%, dated 9/30/19, due 10/1/19, maturity value $102,906,431	102,900,000	102,900,000

		610,223,000
MONEY MARKET FUND: 0.4%
State Street Institutional U.S. Government Money Market Fund	189,032,673	189,032,673

TOTAL SHORT-TERM INVESTMENTS (Cost $799,255,673)		$799,255,673

TOTAL INVESTMENTS IN SECURITIES (Cost $48,535,994,437)	99.8%	$47,135,153,253
OTHER ASSETS LESS LIABILITIES	0.2%	90,206,396

NET ASSETS	100.0%	$47,225,359,649

(a)	Non-income producing
(b)	See Notes to Portfolio of Investments regarding holdings of 5% voting securities

(c)	Repurchase agreements are collateralized by:

Bank of Montreal: U.S. Treasury Bills 10/10/19-8/13/20, U.S. Treasury Notes 1.125%-3.875%, 9/30/20-11/15/45, and U.S. Treasury Inflation Indexed Notes 0.125%-2.50%, 7/15/22-2/15/48. Total collateral value is $52,431,240.

Fixed Income Clearing Corporation: U.S. Treasury Notes 1.375%-2.625%, 5/31/21-6/15/21. Total collateral value is $465,045,186.

Royal Bank of Canada: U.S. Treasury Note 2.50%, 3/31/23. Total collateral value is $104,964,616.

In determining a company’s country designation, the Fund generally references the country of incorporation. In cases where the Fund considers the country of incorporation to be a “jurisdiction of convenience” chosen primarily for tax purposes or in other limited circumstances, the Fund uses the country designation of an appropriate broad-based market index. In those cases, two countries are listed - the country of incorporation and the country designated by an appropriate index, respectively.

ADR: American Depositary Receipt

SDR: Swedish Depository Receipt

See accompanying Notes to Consolidated Portfolio of Investments	Dodge & Cox International Stock Fund / 2

Consolidated Portfolio of Investments (unaudited)	September 30, 2019

EQUITY TOTAL RETURN SWAPS (a)

Fund Receives	Fund Pays	Counterparty	Maturity Date	Notional Amount	Value / Unrealized Appreciation/ (Depreciation)
Total Return on Naspers, Ltd.	2.898%	JPMorgan	9/25/20	$292,377,073	$(30,698,714)
Total Return on Prosus NV	2.898%	JPMorgan	9/25/20	141,025,869	(16,599,727)
2.198%	Total Return on Tencent Holdings, Ltd.	JPMorgan	9/25/20	450,766,577	21,859,655

					$(25,438,786)

(a)	The combination of the equity total return swaps is designed to hedge Naspers, Ltd.’s and Prosus NV’s exposure to Tencent Holdings, Ltd. The swaps pay at maturity and no upfront payments were made.

FUTURES CONTRACTS

Description	Number of Contracts	Expiration Date	Notional Amount	Value / Unrealized Appreciation (Depreciation)
Euro Stoxx 50 Index – Long Position	11,987	12/20/19	$464,469,091	$6,787,256
Yen Denominated Nikkei 225 Index – Long Position	3,273	12/12/19	330,932,462	8,146,984

				$14,934,240

CURRENCY FORWARD CONTRACTS

Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
CHF: Swiss Franc
Barclays	10/30/19	USD	183,388,367	CHF	180,500,000	$2,096,260
Citibank	10/30/19	USD	183,479,897	CHF	180,500,000	2,187,790
HSBC	12/11/19	USD	228,976,870	CHF	225,000,000	2,171,357
HSBC	12/11/19	USD	228,951,706	CHF	225,000,000	2,146,193
Morgan Stanley	11/20/19	USD	299,151,969	CHF	287,500,000	9,898,265
Morgan Stanley	11/20/19	USD	299,313,920	CHF	287,500,000	10,060,217
CNH: Chinese Yuan Renminbi
Bank of America	1/15/20	USD	76,426,420	CNH	516,497,388	4,270,068
Bank of America	2/12/20	USD	154,773,662	CNH	1,050,000,000	8,177,905
Barclays	12/4/19	USD	46,081,464	CNH	321,750,000	1,085,149
Barclays	12/4/19	USD	46,772,969	CNH	326,625,000	1,094,892
Barclays	3/4/20	USD	116,617,012	CNH	782,850,000	7,371,145
Citibank	12/18/19	USD	81,659,021	CNH	562,500,000	3,021,237
Citibank	12/18/19	USD	117,305,527	CNH	813,654,596	3,556,204
Citibank	2/5/20	USD	190,191,817	CNH	1,283,775,744	10,929,158
Citibank	2/5/20	CNH	737,000,000	USD	103,795,507	(883,001)
Citibank	2/5/20	CNH	726,000,000	USD	102,404,965	(1,028,466)
Citibank	2/5/20	CNH	737,000,000	USD	103,788,199	(875,692)
Citibank	5/13/20	USD	28,812,895	CNH	205,349,500	198,369
Credit Suisse	1/8/20	USD	41,904,035	CNH	287,566,440	1,723,728
Credit Suisse	1/15/20	USD	77,417,146	CNH	524,323,106	4,167,516
Goldman Sachs	10/27/21	USD	120,136,249	CNH	850,000,000	3,399,674
Goldman Sachs	4/27/22	USD	82,386,238	CNH	573,325,830	4,013,447
Goldman Sachs	7/27/22	USD	34,396,709	CNH	255,000,000	(380,555)
HSBC	10/23/19	USD	62,780,786	CNH	436,000,000	1,742,718
HSBC	12/18/19	USD	54,466,231	CNH	375,000,000	2,041,042
HSBC	12/18/19	CNH	647,838,500	USD	90,809,994	(241,845)
HSBC	2/5/20	CNH	37,611,200	USD	5,405,073	(153,156)
HSBC	2/12/20	USD	154,949,531	CNH	1,050,000,000	8,353,774
HSBC	5/12/21	USD	186,683,702	CNH	1,315,000,000	5,205,792
HSBC	10/27/21	USD	120,166,820	CNH	850,000,000	3,430,245
HSBC	1/26/22	USD	83,239,651	CNH	588,204,670	2,645,560
HSBC	4/27/22	USD	83,592,472	CNH	582,012,585	4,032,214
HSBC	4/27/22	USD	82,344,735	CNH	582,012,585	2,784,477
JPMorgan	10/23/19	USD	62,794,349	CNH	436,000,000	1,756,281
JPMorgan	12/4/19	USD	46,797,765	CNH	326,625,000	1,119,687
JPMorgan	12/18/19	USD	81,675,621	CNH	562,500,000	3,037,837
JPMorgan	12/18/19	CNH	480,000,000	USD	67,261,746	(157,504)
JPMorgan	2/5/20	CNH	31,224,256	USD	4,488,501	(128,438)
JPMorgan	1/26/22	USD	83,439,203	CNH	588,204,660	2,845,113
JPMorgan	1/26/22	USD	83,062,158	CNH	588,204,670	2,468,067
State Street	1/8/20	USD	73,455,394	CNH	503,500,000	3,103,706
State Street	1/8/20	USD	73,433,968	CNH	503,500,000	3,082,279
State Street	1/15/20	USD	77,572,917	CNH	524,323,106	4,323,287
State Street	1/22/20	USD	118,252,684	CNH	804,000,000	5,949,030
State Street	1/22/20	USD	118,247,467	CNH	804,000,000	5,943,813
State Street	2/5/20	USD	187,342,031	CNH	1,264,614,912	10,754,934
UBS	12/4/19	USD	46,441,841	CNH	325,000,000	991,017
UBS	12/18/19	CNH	480,000,000	USD	67,226,891	(122,648)
UBS	12/18/19	CNH	647,838,500	USD	90,727,330	(159,181)
UBS	9/23/20	USD	81,354,862	CNH	583,713,000	254,883
UBS	5/12/21	USD	186,803,040	CNH	1,315,000,000	5,325,130
UBS	7/27/22	USD	34,396,709	CNH	255,000,000	(380,555)

Unrealized appreciation on currency forward contracts						162,759,460
Unrealized depreciation on currency forward contracts						(4,511,041)

Net unrealized appreciation on currency forward contracts						$158,248,419

The listed counterparty may be the parent company or one of its subsidiaries.

3 / Dodge & Cox International Stock Fund	See accompanying Notes to Consolidated Portfolio of Investments

NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS (unaudited)

Security valuation. The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4 p.m. Eastern Time, each day that the NYSE is open for business.

Portfolio holdings for which market quotes are readily available are valued at market value. Listed securities, for example, are generally valued using the official quoted close price or the last sale on the exchange that is determined to be the primary market for the security. Exchange-traded derivatives are generally valued at the settlement price determined by the relevant exchange. Short-term securities with less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value the Fund receives upon the sale of the securities.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using prevailing exchange rates. Currency forward contracts are valued based on the prevailing forward exchange rates of the underlying currencies. As a result, the Fund’s net assets may be affected by changes in the value of currencies in relation to the U.S. dollar.

If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by or under the direction of the Funds’ Board of Trustees. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.

As trading in securities on most foreign exchanges is normally completed before the close of the NYSE, the value of non-U.S. securities can change by the time the Fund calculates its net asset value. To address these changes, the Fund may utilize adjustment factors provided by an independent pricing service to systematically value non-U.S. securities at fair value. These adjustment factors are based on statistical analyses of subsequent movements and changes in U.S. markets and financial instruments trading in U.S. markets that represent foreign securities or baskets of securities.

Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Dodge & Cox International Stock Fund / 4

NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS (unaudited)

Valuation measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

▪	Level 1: Quoted prices in active markets for identical securities
▪	Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
▪	Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s holdings as of September 30, 2019:

Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)
Securities
Common Stocks
Communication Services	$3,326,673,156	$—
Consumer Discretionary	4,486,807,379	—
Consumer Staples	507,576,518	—
Energy	3,884,703,463	—
Financials	13,047,467,968	—
Health Care	7,406,301,136	—
Industrials	4,109,403,227	—
Information Technology	3,517,632,642	—
Materials	2,754,957,318	—
Real Estate	404,349,462	—
Utilities	482,064,872	—
Preferred Stocks
Energy	406,218,532	—
Financials	1,052,681,881	—
Information Technology	949,060,026	—
Short-term Investments
Repurchase Agreements	—	610,223,000
Money Market Fund	189,032,673	—

Total Securities	$46,524,930,253	$610,223,000

Other Investments
Equity Total Return Swap Contracts
Appreciation	$—	$21,859,655
Depreciation	—	(47,298,441)
Futures Contracts
Appreciation	14,934,240	—
Currency Forward Contracts
Appreciation	—	162,759,460
Depreciation	—	(4,511,041)

Security transactions. Security transactions are recorded on the trade date.

5 / Dodge & Cox International Stock Fund

NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS (unaudited)

Holdings of 5% voting securities. Each of the companies listed below was considered to be an affiliate of the Fund because the Fund owned 5% or more of the company’s voting securities during all of part of the nine-month period ended September 30, 2019. Transactions during the period in these securities were as follows:

	Shares at Beginning of Period	Additions	Reductions	Shares at End of Period	Dividend Income (a)	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period
COMMON STOCKS: 4.3%
COMMUNICATION SERVICES: 1.8%
Liberty Global PLC, Series A(b)	18,753,503	—	(400,000)	18,353,503	$—	$(8,905,317)	$71,451,892	$454,249,199
Millicom International Cellular SA SDR	6,764,405	100,000	(280,569)	6,583,836	7,294,942	(7,477,309)	(89,033,218)	319,425,447
Television Broadcasts, Ltd.	39,842,700	—	—	39,842,700	5,081,098	—	(10,170,190)	64,966,726

								838,641,372

CONSUMER STAPLES: 0.7%
Magnit PJSC	6,445,340	—	(746,455)	5,698,885	13,783,847	(85,469,318)	113,912,254	311,063,956
ENERGY: 0.7%
Encana Corp.	—	74,218,431	(2,700,000)	71,518,431	921,534	3,949,374	17,992,237	328,984,783
INDUSTRIALS: 0.0%
Smiths Group PLC	21,485,581	—	(3,659,081)	17,826,500	3,504,409	(3,781,876)	43,576,158	—	(c)
INFORMATION TECHNOLOGY: 0.6%
Micro Focus International PLC(d)	19,016,586	2,500,000	(1,786,879)	19,729,707	113,112,529	(19,759,785)	(92,956,846)	275,772,353
REAL ESTATE: 0.5%
Hang Lung Group, Ltd.	110,219,400	—	(3,429,900)	106,789,500	10,891,433	(9,323,200)	4,781,361	265,962,086

					$154,589,792	$(130,767,431)	$59,553,648	$2,020,424,550

(a)	Net of foreign taxes, if any
(b)	Non-income producing
(c)	Company was not an affiliate at period end
(d)	Shares reflect a reverse stock split on April 30, 2019

Other. For more information please see the Fund’s most recent prospectus, summary prospectus, and annual report on the Fund’s website at dodgeandcox.com.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Before investing in any Dodge & Cox Fund, you should carefully consider the Fund’s investment objectives, risks, and management fees and other charges and expenses. To obtain a Fund’s prospectus and summary prospectus, which contain this and other important information, visit dodgeandcox.com or call 800-621-3979. Please read the prospectus and summary prospectus carefully before investing.

Dodge & Cox International Stock Fund / 6

DODGE & COX BALANCED FUND Portfolio of Investments (unaudited)	September 30, 2019

COMMON STOCKS: 65.0%

	SHARES	VALUE
COMMUNICATION SERVICES: 8.2%
MEDIA & ENTERTAINMENT: 7.8%
Alphabet, Inc., Class A(a)	2,000	$2,442,280
Alphabet, Inc., Class C(a)	266,695	325,101,205
Charter Communications, Inc., Class A(a)	750,407	309,257,733
Comcast Corp., Class A	7,328,048	330,348,404
DISH Network Corp., Class A(a)	2,634,334	89,751,759
Fox Corp., Class A	2,726,133	85,968,604
Fox Corp., Class B	648,780	20,462,521
News Corp., Class A	1,357,504	18,896,456

		1,182,228,962
TELECOMMUNICATION SERVICES: 0.4%
Sprint Corp.(a)	8,137,071	50,205,728
Zayo Group Holdings, Inc.(a)	273,685	9,277,922

		59,483,650

		1,241,712,612
CONSUMER DISCRETIONARY: 2.4%
AUTOMOBILES & COMPONENTS: 0.2%
Harley-Davidson, Inc.	996,400	35,840,508
CONSUMER DURABLES & APPAREL: 0.3%
Mattel, Inc.(a)	3,513,723	40,021,305
RETAILING: 1.9%
Booking Holdings, Inc.(a)	99,300	194,887,173
Qurate Retail, Inc., Series A(a)	4,885,850	50,397,543
The Gap, Inc.	2,244,278	38,960,666

		284,245,382

		360,107,195
CONSUMER STAPLES: 0.6%
FOOD, BEVERAGE & TOBACCO: 0.6%
Molson Coors Brewing Company, Class B	1,488,014	85,560,805
ENERGY: 6.5%
Apache Corp.	4,597,939	117,707,238
Baker Hughes, a GE Company	6,815,200	158,112,640
Concho Resources, Inc.	1,007,400	68,402,460
Halliburton Co.	4,289,413	80,855,435
Hess Corp.	1,191,925	72,087,624
National Oilwell Varco, Inc.	2,199,901	46,637,901
Occidental Petroleum Corp.	7,401,814	329,158,669
Schlumberger, Ltd. (Curacao/United States)	3,339,921	114,125,101

		987,087,068
FINANCIALS: 17.3%
BANKS: 7.0%
Bank of America Corp.	10,335,300	301,480,701
BB&T Corp.	2,382,384	127,147,834
JPMorgan Chase & Co.	1,983,100	233,391,039
Wells Fargo & Co.	7,710,106	388,897,747

		1,050,917,321
DIVERSIFIED FINANCIALS: 8.2%
American Express Co.	1,314,500	155,479,060
Bank of New York Mellon Corp.	4,300,800	194,439,168
Capital One Financial Corp.	3,721,248	338,559,143
Charles Schwab Corp.	8,247,200	344,980,376
Goldman Sachs Group, Inc.	1,013,000	209,923,990

		1,243,381,737
INSURANCE: 2.1%
AEGON NV (Netherlands)	13,174,348	54,410,057
Brighthouse Financial, Inc.(a)	1,080,818	43,740,704
MetLife, Inc.	4,506,300	212,517,108

		310,667,869

		2,604,966,927

	SHARES	VALUE
HEALTH CARE: 13.7%
HEALTH CARE EQUIPMENT & SERVICES: 3.6%
Cigna Corp.	1,542,238	$234,096,306
CVS Health Corp.	1,743,000	109,931,010
Medtronic PLC (Ireland/United States)	529,200	57,481,704
UnitedHealth Group, Inc.	616,072	133,884,767

		535,393,787
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES: 10.1%
Alnylam Pharmaceuticals, Inc.(a)	446,000	35,867,320
AstraZeneca PLC ADR (United Kingdom)	4,252,899	189,551,708
Bristol-Myers Squibb Co.	4,524,800	229,452,608
Eli Lilly and Co.	773,049	86,450,070
Gilead Sciences, Inc.	1,613,680	102,275,038
GlaxoSmithKline PLC ADR (United Kingdom)	4,466,000	190,608,880
Incyte Corp.(a)	410,000	30,434,300
Novartis AG ADR (Switzerland)	2,407,800	209,237,820
Roche Holding AG ADR (Switzerland)	5,286,900	192,707,505
Sanofi ADR (France)	5,630,265	260,850,178

		1,527,435,427

		2,062,829,214
INDUSTRIALS: 5.1%
CAPITAL GOODS: 3.1%
Johnson Controls International PLC (Ireland/United States)	6,077,214	266,728,922
United Technologies Corp.	1,525,000	208,193,000

		474,921,922
TRANSPORTATION: 2.0%
FedEx Corp.	2,026,954	295,063,694

		769,985,616
INFORMATION TECHNOLOGY: 10.5%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 1.8%
Maxim Integrated Products, Inc.	865,191	50,103,211
Microchip Technology, Inc.	2,272,900	211,175,139

		261,278,350
SOFTWARE & SERVICES: 3.0%
Cognizant Technology Solutions Corp., Class A	1,613,900	97,261,683
Micro Focus International PLC ADR (United Kingdom)	3,511,871	49,692,975
Microsoft Corp.	2,222,500	308,994,175

		455,948,833
TECHNOLOGY, HARDWARE & EQUIPMENT: 5.7%
Cisco Systems, Inc.	1,800,500	88,962,705
Dell Technologies, Inc., Class C(a)	2,075,868	107,654,514
Hewlett Packard Enterprise Co.	11,844,520	179,681,368
HP Inc.	10,781,573	203,987,361
Juniper Networks, Inc.	4,335,329	107,299,393
TE Connectivity, Ltd. (Switzerland)	1,886,036	175,740,835

		863,326,176

		1,580,553,359
MATERIALS: 0.7%
Celanese Corp.	863,532	105,601,328

TOTAL COMMON STOCKS (Cost $7,155,998,791)		$9,798,404,124

PREFERRED STOCKS: 3.7%

	PAR VALUE	VALUE
COMMUNICATION SERVICES: 0.3%
MEDIA & ENTERTAINMENT: 0.3%
NBCUniversal Enterprise, Inc. 5.25%(c)	$53,210,000	$54,806,300
FINANCIALS: 3.4%
BANKS: 3.4%
Bank of America Corp. 6.10%(g)	16,008,000	17,488,740
Bank of America Corp. 6.25%(g)	52,470,000	57,087,360

1 / Dodge & Cox Balanced Fund	See accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)	September 30, 2019

PREFERRED STOCKS (continued)

	PAR VALUE	VALUE
Citigroup, Inc. 5.95%(g)	$5,175,000	$5,382,000
Citigroup, Inc. 5.95%(g)	76,327,000	80,812,738
Citigroup, Inc. 6.25%(g)	45,886,000	51,105,533
JPMorgan Chase & Co. 6.10%(g)	176,215,000	191,052,303
Wells Fargo & Co. 5.875%(g)	96,797,000	106,689,653

		509,618,327

TOTAL PREFERRED STOCKS (Cost $523,641,702)		$564,424,627

DEBT SECURITIES: 28.6%
U.S. TREASURY: 1.7%
U.S. Treasury Note/Bond
1.75%, 7/31/21	17,975,000	17,999,575
1.50%, 8/31/21	12,320,000	12,283,425
1.50%, 9/15/22	48,590,000	48,500,792
2.50%, 1/31/24	39,450,000	40,980,229
2.375%, 2/29/24	38,065,000	39,386,867
2.25%, 4/30/24	28,050,000	28,899,170
2.375%, 5/15/29	44,140,000	46,886,680
1.625%, 8/15/29	3,425,000	3,410,149
2.875%, 5/15/49	12,229,000	14,274,491

		252,621,378
GOVERNMENT-RELATED: 1.4%
FOREIGN AGENCY: 0.7%
Petroleo Brasileiro SA (Brazil)
5.093%, 1/15/30(c)	13,602,000	14,188,926
7.25%, 3/17/44	4,300,000	5,147,100
Petroleos Mexicanos (Mexico)
6.875%, 8/4/26	13,775,000	14,808,125
6.50%, 3/13/27	18,400,000	19,154,400
6.625%, 6/15/35	9,425,000	9,210,581
6.375%, 1/23/45	20,125,000	18,665,938
6.75%, 9/21/47	11,625,000	11,157,675
6.35%, 2/12/48	15,466,000	14,211,862

		106,544,607
LOCAL AUTHORITY: 0.7%
New Jersey Turnpike Authority RB 7.102%, 1/1/41	12,436,000	19,506,363
State of California GO
7.50%, 4/1/34	13,470,000	20,758,213
7.55%, 4/1/39	4,475,000	7,403,709
7.30%, 10/1/39	18,730,000	29,315,447
7.625%, 3/1/40	4,590,000	7,531,272
State of Illinois GO 5.10%, 6/1/33	22,615,000	24,495,211

		109,010,215

		215,554,822
SECURITIZED: 14.1%
ASSET-BACKED: 2.2%
Federal Agency: 0.0%(h)
Small Business Admin. - 504 Program
Series 2000-20D 1, 7.47%, 4/1/20	169,286	170,189
Series 2000-20E 1, 8.03%, 5/1/20	34,069	34,349
Series 2000-20G 1, 7.39%, 7/1/20	48,821	49,168
Series 2000-20I 1, 7.21%, 9/1/20	14,879	14,988
Series 2001-20E 1, 6.34%, 5/1/21	201,248	204,521
Series 2001-20G 1, 6.625%, 7/1/21	167,037	170,063
Series 2003-20J 1, 4.92%, 10/1/23	923,139	962,713
Series 2007-20F 1, 5.71%, 6/1/27	1,258,060	1,350,553

		2,956,544
Other: 0.4%
Rio Oil Finance Trust (Brazil)
9.25%, 7/6/24(c)	20,805,621	23,198,476
9.75%, 1/6/27(c)	30,377,582	35,466,131
8.20%, 4/6/28(c)	4,775,000	5,467,375

		64,131,982
Student Loan: 1.8%
Navient Student Loan Trust

	PAR VALUE	VALUE
USD LIBOR 1-Month
+1.30%, 3.318%, 3/25/66(c)	$24,832,000	$25,243,496
+0.80%, 2.818%, 7/26/66(c)	7,946,386	7,916,543
+1.15%, 3.168%, 7/26/66(c)	6,902,000	6,973,954
+1.05%, 3.068%, 12/27/66(c)	6,327,806	6,349,272
+0.75%, 2.768%, 3/25/67(c)	86,422,000	86,395,105
+1.00%, 3.018%, 2/27/68(c)	4,337,000	4,374,997
+0.70%, 2.718%, 2/25/70(c)	11,046,195	10,918,179
SLM Student Loan Trust
USD LIBOR 1-Month
+0.75%, 2.768%, 1/25/45(c)	40,106,449	39,944,527
USD LIBOR 3-Month
+0.17%, 2.446%, 1/25/41	14,126,151	13,594,848
+0.55%, 2.826%, 10/25/64(c)	49,262,000	48,602,791
SMB Private Education Loan Trust (Private Loans)
Series 2018-B A2A, 3.60%, 1/15/37(c)	19,845,000	20,536,922

		270,850,634

		337,939,160
CMBS: 0.2%
Agency CMBS: 0.2%
Fannie Mae Multifamily DUS
Pool AL8144, 2.406%, 10/1/22	6,860,223	6,959,607
Pool AL9086, 2.324%, 7/1/23	1,355,365	1,358,869
Freddie Mac Multifamily Interest Only
Series K055 X1, 1.499%, 3/25/26(f)	10,508,160	787,482
Series K056 X1, 1.399%, 5/25/26(f)	4,601,607	324,753
Series K057 X1, 1.325%, 7/25/26(f)	3,780,231	251,421
Series K064 X1, 0.743%, 3/25/27(f)	9,505,283	379,496
Series K065 X1, 0.814%, 4/25/27(f)	44,150,581	1,991,249
Series K066 X1, 0.89%, 6/25/27(f)	37,729,638	1,903,264
Series K069 X1, 0.496%, 9/25/27(f)	234,306,241	6,337,187
Series K090 X1, 0.853%, 2/25/29(f)	180,752,277	10,807,287

		31,100,615

		31,100,615
MORTGAGE-RELATED: 11.7%
Federal Agency CMO & REMIC: 2.1%
Dept. of Veterans Affairs
Series 1995-1 1, 6.381%, 2/15/25(f)	175,836	192,374
Series 1995-2C 3A, 8.793%, 6/15/25	70,586	79,827
Series 2002-1 2J, 6.50%, 8/15/31	5,522,335	6,420,670
Fannie Mae
Trust 2002-33 A1, 7.00%, 6/25/32	1,314,424	1,533,480
Trust 2009-66 ET, 6.00%, 5/25/39	721,871	757,067
Trust 2009-30 AG, 6.50%, 5/25/39	1,327,039	1,480,690
Trust 2001-T7 A1, 7.50%, 2/25/41	948,548	1,108,954
Trust 2001-T5 A3, 7.50%, 6/19/41(f)	442,128	515,336
Trust 2001-T8 A1, 7.50%, 7/25/41	976,330	1,136,286
Trust 2001-T4 A1, 7.50%, 7/25/41	1,016,771	1,191,425
Trust 2001-W3 A, 7.00%, 9/25/41(f)	633,754	691,310
Trust 2001-T10 A2, 7.50%, 12/25/41	647,882	725,655
Trust 2013-106 MA, 4.00%, 2/25/42	6,795,838	7,271,135
Trust 2002-W6 2A1, 7.00%, 6/25/42(f)	1,022,869	1,138,782
Trust 2002-W8 A2, 7.00%, 6/25/42	1,328,732	1,560,702
Trust 2003-W2 1A1, 6.50%, 7/25/42	2,204,505	2,523,026
Trust 2003-W2 1A2, 7.00%, 7/25/42	860,629	1,008,418
Trust 2003-W4 4A, 6.32%, 10/25/42(f)	1,086,245	1,239,415
Trust 2012-121 NB, 7.00%, 11/25/42	1,463,903	1,704,786
Trust 2004-T1 1A2, 6.50%, 1/25/44	982,043	1,125,970
Trust 2004-W2 5A, 7.50%, 3/25/44	1,847,965	2,109,204
Trust 2004-W8 3A, 7.50%, 6/25/44	319,302	372,746
Trust 2005-W4 1A2, 6.50%, 8/25/45	3,196,602	3,665,811
Trust 2009-11 MP, 7.00%, 3/25/49	2,919,232	3,525,147
USD LIBOR 1-Month
+0.55%, 2.568%, 9/25/43	6,109,788	6,150,929
Freddie Mac
Series 1078 GZ, 6.50%, 5/15/21	4,871	4,877
Series 16 PK, 7.00%, 8/25/23	780,984	826,810
Series T-48 1A4, 5.538%, 7/25/33	20,756,954	23,207,708

See accompanying Notes to Portfolio of Investments	Dodge & Cox Balanced Fund / 2

Portfolio of Investments (unaudited)	September 30, 2019

DEBT SECURITIES (continued)

	PAR VALUE	VALUE
Series T-51 1A, 6.50%, 9/25/43(f)	$143,196	$169,504
Series T-59 1A1, 6.50%, 10/25/43	7,349,381	8,816,878
Series 4281 BC, 4.50%, 12/15/43(f)	38,096,843	41,400,861
USD LIBOR 1-Month
+0.61%, 2.638%, 9/15/43	13,818,459	13,895,397
Ginnie Mae
USD LIBOR 1-Month
+0.62%, 2.849%, 9/20/64	3,591,677	3,590,808
USD LIBOR 12-Month
+0.30%, 3.42%, 1/20/67	23,800,815	23,746,616
+0.23%, 3.07%, 10/20/67	22,121,706	21,868,424
+0.23%, 3.07%, 10/20/67	13,127,803	12,983,717
+0.06%, 3.062%, 12/20/67	34,189,122	33,631,443
+0.08%, 2.817%, 5/20/68	9,703,575	9,524,184
+0.25%, 2.453%, 6/20/68	30,216,743	29,859,605
+0.28%, 3.159%, 11/20/68	42,541,484	42,183,220
+0.25%, 3.25%, 12/20/68	4,556,654	4,506,276

		319,445,473
Federal Agency Mortgage Pass-Through: 9.6%
Fannie Mae, 15 Year
6.00%, 3/1/22	73,083	74,479
4.50%, 1/1/25 - 1/1/27	6,002,599	6,296,240
3.50%, 11/1/25 - 12/1/29	17,914,693	18,543,527
Fannie Mae, 20 Year
4.00%, 11/1/30 - 2/1/37	35,654,444	37,707,846
4.50%, 1/1/31 - 12/1/34	53,772,600	57,697,973
3.50%, 6/1/35 - 4/1/37	67,433,235	69,831,032
Fannie Mae, 30 Year
6.50%, 12/1/28 - 8/1/39	12,704,643	14,463,991
5.50%, 7/1/33 - 8/1/37	8,230,979	9,301,559
6.00%, 9/1/36 - 8/1/37	11,432,190	13,155,653
7.00%, 8/1/37	305,400	352,691
4.50%, 1/1/39 - 3/1/49	398,487,717	423,372,525
5.00%, 12/1/48 - 3/1/49	20,831,191	22,361,697
Fannie Mae, 40 Year
4.50%, 6/1/56	34,516,493	37,396,585
Fannie Mae, Hybrid ARM(f)
1-Year U.S. Treasury CMT
+2.05%, 4.162%, 9/1/34	684,085	717,287
USD LIBOR 12-Month
+1.32%, 4.234%, 12/1/34	847,928	875,444
+1.58%, 4.654%, 1/1/35	745,566	778,290
+1.54%, 4.172%, 8/1/35	542,385	567,742
+1.64%, 4.693%, 5/1/37	625,384	649,099
+1.80%, 4.545%, 7/1/39	360,078	371,868
+1.78%, 3.78%, 11/1/40	1,130,643	1,177,137
+1.78%, 3.703%, 12/1/40	2,833,427	2,950,003
+1.57%, 4.36%, 11/1/43	2,438,909	2,519,354
+1.55%, 4.589%, 4/1/44	5,473,884	5,646,773
+1.60%, 2.791%, 11/1/44	12,374,731	12,612,097
+1.60%, 2.789%, 12/1/44	10,187,652	10,387,636
+1.59%, 2.916%, 9/1/45	2,296,071	2,329,148
+1.59%, 2.849%, 12/1/45	13,473,210	13,700,711
+1.59%, 2.657%, 1/1/46	11,643,727	11,805,247
+1.61%, 2.955%, 4/1/46	7,282,323	7,439,332
+1.61%, 2.518%, 12/1/46	11,383,893	11,516,293
+1.61%, 3.16%, 6/1/47	9,911,641	10,121,219
+1.61%, 3.131%, 7/1/47	13,886,478	14,179,745
+1.60%, 2.703%, 8/1/47	17,919,074	18,188,636
+1.61%, 3.356%, 1/1/49	12,195,241	12,507,459
USD LIBOR 6-Month
+1.53%, 4.111%, 1/1/35	875,372	904,822
Fannie Mae Pool, 30 Year(i)
4.50%, 11/1/48	137,511,000	144,891,474
Freddie Mac, Hybrid ARM(f)
1-Year U.S. Treasury CMT
+2.25%, 4.679%, 10/1/35	1,608,615	1,695,579
USD LIBOR 12-Month
+1.96%, 4.836%, 5/1/34	1,150,680	1,217,545

	PAR VALUE	VALUE
+1.56%, 4.449%, 4/1/37	$1,404,725	$1,470,762
+1.80%, 4.435%, 9/1/37	952,307	1,001,644
+1.87%, 4.64%, 1/1/38	163,403	169,296
+2.06%, 5.185%, 2/1/38	1,541,851	1,623,267
+1.93%, 4.561%, 7/1/38	143,255	149,325
+1.75%, 4.683%, 10/1/38	693,011	728,689
+1.79%, 3.595%, 10/1/41	711,019	734,674
+1.79%, 4.568%, 8/1/42	2,576,676	2,663,810
+1.62%, 2.958%, 5/1/44	8,466,237	8,624,501
+1.61%, 3.05%, 5/1/44	1,296,334	1,321,261
+1.62%, 2.949%, 6/1/44	2,604,680	2,649,730
+1.62%, 3.17%, 6/1/44	2,572,736	2,627,044
+1.63%, 3.072%, 1/1/45	13,072,509	13,350,902
+1.62%, 2.729%, 10/1/45	7,485,423	7,581,432
+1.62%, 2.825%, 10/1/45	7,669,218	7,784,539
+1.63%, 3.232%, 7/1/47	8,600,360	8,788,300
Freddie Mac Gold, 15 Year
4.50%, 9/1/24 - 9/1/26	4,072,513	4,243,116
Freddie Mac Gold, 20 Year
6.50%, 10/1/26	2,193,227	2,444,850
4.50%, 4/1/31 - 6/1/31	6,995,055	7,521,701
Freddie Mac Gold, 30 Year
7.75%, 7/25/21	38,942	38,950
7.47%, 3/17/23	41,499	42,774
6.50%, 12/1/32 - 4/1/33	3,777,332	4,304,867
7.00%, 11/1/37 - 9/1/38	3,063,928	3,518,312
5.50%, 12/1/37	445,276	502,387
6.00%, 2/1/39	1,096,435	1,262,700
4.50%, 9/1/41 - 10/1/48	331,424,648	352,450,182
Ginnie Mae, 30 Year
7.97%, 4/15/20 - 1/15/21	15,010	15,078
7.50%, 11/15/24 - 10/15/25	345,640	372,855

		1,438,292,686

		1,757,738,159

		2,126,777,934
CORPORATE: 11.4%
FINANCIALS: 4.0%
Bank of America Corp.
3.004%, 12/20/23(g)	44,918,000	45,875,203
4.20%, 8/26/24	5,825,000	6,248,107
4.45%, 3/3/26	3,970,000	4,326,847
4.25%, 10/22/26	2,970,000	3,218,178
4.183%, 11/25/27	7,925,000	8,526,898
Barclays PLC (United Kingdom)
4.375%, 9/11/24	18,275,000	18,883,168
4.836%, 5/9/28	9,525,000	9,953,888
BNP Paribas SA (France)
4.25%, 10/15/24	36,700,000	38,951,574
4.375%, 9/28/25(c)	15,023,000	15,969,296
4.625%, 3/13/27(c)	9,775,000	10,602,236
Boston Properties, Inc.
3.125%, 9/1/23	17,550,000	18,114,239
3.80%, 2/1/24	5,000,000	5,284,328
3.65%, 2/1/26	4,450,000	4,710,015
Capital One Financial Corp.
3.50%, 6/15/23	21,006,000	21,878,899
4.20%, 10/29/25	10,175,000	10,844,045
Cigna Corp.
7.875%, 5/15/27	17,587,000	23,116,579
Citigroup, Inc.
USD LIBOR 3-Month
+6.37%, 8.636%, 10/30/40(b)	37,080,925	40,551,700
Equity Residential
3.00%, 4/15/23	14,775,000	15,225,607
2.85%, 11/1/26	6,000,000	6,158,380
HSBC Holdings PLC (United Kingdom)
3.95%, 5/18/24(g)	14,500,000	15,168,406
4.30%, 3/8/26	11,462,000	12,411,974
6.50%, 5/2/36	23,805,000	31,675,166
6.50%, 9/15/37	12,665,000	17,053,821

3 / Dodge & Cox Balanced Fund	See accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)	September 30, 2019

DEBT SECURITIES (continued)

	PAR VALUE	VALUE
JPMorgan Chase & Co.
8.75%, 9/1/30(b)	$25,692,000	$38,253,317
Lloyds Banking Group PLC (United Kingdom)
4.50%, 11/4/24	19,575,000	20,437,958
4.582%, 12/10/25	2,500,000	2,625,957
4.65%, 3/24/26	16,100,000	17,006,358
Royal Bank of Scotland Group PLC (United Kingdom)
6.125%, 12/15/22	43,156,000	46,696,201
6.00%, 12/19/23	16,825,000	18,496,052
UniCredit SPA (Italy)
7.296%, 4/2/34(c)(g)	23,425,000	26,442,297
Unum Group
7.25%, 3/15/28	1,526,000	1,919,556
6.75%, 12/15/28	11,368,000	14,126,300
Wells Fargo & Co.
4.10%, 6/3/26	3,376,000	3,618,632
4.30%, 7/22/27	21,995,000	24,057,951

		598,429,133
INDUSTRIALS: 6.9%
Anheuser-Busch InBev SA/NV (Belgium)
5.45%, 1/23/39	6,375,000	8,065,564
AT&T, Inc.
5.35%, 9/1/40	27,575,000	32,326,553
4.75%, 5/15/46	7,000,000	7,767,628
5.65%, 2/15/47	5,175,000	6,420,697
4.50%, 3/9/48	11,960,000	12,856,590
Bayer AG (Germany)
3.875%, 12/15/23(c)	7,775,000	8,122,546
4.25%, 12/15/25(c)	6,600,000	7,046,296
4.375%, 12/15/28(c)	26,300,000	28,404,085
BHP Billiton, Ltd. (Australia)
6.75%, 10/19/75(b)(c)(g)	3,625,000	4,236,719
Burlington Northern Santa Fe LLC(e)
5.72%, 1/15/24	2,614,083	2,805,124
5.342%, 4/1/24	4,959,241	5,247,598
5.629%, 4/1/24	8,050,035	8,540,009
Cemex SAB de CV (Mexico)
6.00%, 4/1/24(c)	10,575,000	10,855,237
5.70%, 1/11/25(c)	22,475,000	23,120,257
6.125%, 5/5/25(c)	12,870,000	13,384,800
Charter Communications, Inc.
4.125%, 2/15/21	5,547,000	5,646,771
6.55%, 5/1/37	11,000,000	13,211,519
6.75%, 6/15/39	6,160,000	7,514,914
6.484%, 10/23/45	38,477,000	46,884,053
5.375%, 5/1/47	4,100,000	4,461,587
5.75%, 4/1/48	12,300,000	14,016,898
Cigna Corp.
3.75%, 7/15/23	16,900,000	17,673,850
4.125%, 11/15/25	4,100,000	4,414,825
4.375%, 10/15/28	2,692,000	2,951,153
Cox Enterprises, Inc.
3.25%, 12/15/22(c)	6,240,000	6,400,569
2.95%, 6/30/23(c)	24,666,000	25,014,668
3.85%, 2/1/25(c)	18,776,000	19,846,566
3.35%, 9/15/26(c)	3,400,000	3,512,409
CRH PLC (Ireland)
3.875%, 5/18/25(c)	17,100,000	18,164,005
CVS Health Corp.
4.30%, 3/25/28	18,095,000	19,571,777
4.78%, 3/25/38	8,125,000	8,957,015
Dell Technologies, Inc.
5.45%, 6/15/23(c)	7,966,000	8,674,361

	PAR VALUE	VALUE
Dillard’s, Inc.
7.875%, 1/1/23	$8,660,000	$9,332,058
7.75%, 7/15/26	50,000	56,892
7.75%, 5/15/27	540,000	613,376
7.00%, 12/1/28	15,135,000	16,667,245
Dow, Inc.
7.375%, 11/1/29	17,000,000	22,400,307
9.40%, 5/15/39	5,677,000	9,164,678
Elanco Animal Health, Inc.
3.912%, 8/27/21	2,500,000	2,560,268
4.272%, 8/28/23	2,500,000	2,624,677
4.90%, 8/28/28	3,500,000	3,818,669
Ford Motor Credit Co. LLC(e)
5.75%, 2/1/21	12,700,000	13,129,113
5.875%, 8/2/21	12,945,000	13,558,769
3.813%, 10/12/21	14,270,000	14,462,229
5.596%, 1/7/22	9,425,000	9,902,422
4.25%, 9/20/22	4,243,000	4,344,316
4.14%, 2/15/23	5,166,000	5,245,590
4.375%, 8/6/23	11,405,000	11,652,321
Fox Corp.
5.476%, 1/25/39(c)	2,550,000	3,132,252
HCA Healthcare, Inc.
4.125%, 6/15/29	6,725,000	7,041,498
5.25%, 6/15/49	10,255,000	11,259,682
Imperial Brands PLC (United Kingdom)
4.25%, 7/21/25(c)	46,275,000	48,478,868
3.875%, 7/26/29(c)	15,000,000	15,119,576
Kinder Morgan, Inc.
5.50%, 3/1/44	20,643,000	23,787,213
5.40%, 9/1/44	20,119,000	23,063,159
Macy’s, Inc.
6.70%, 7/15/34	5,890,000	6,582,866
Naspers, Ltd. (South Africa)
6.00%, 7/18/20(c)	8,400,000	8,603,028
5.50%, 7/21/25(c)	25,825,000	28,722,720
4.85%, 7/6/27(c)	14,200,000	15,666,945
Occidental Petroleum Corp.
2.90%, 8/15/24	7,900,000	7,959,986
3.20%, 8/15/26	15,450,000	15,564,265
RELX PLC (United Kingdom)
3.125%, 10/15/22	17,458,000	17,814,593
4.00%, 3/18/29	5,400,000	5,895,332
TC Energy Corp. (Canada)
5.625%, 5/20/75(b)(g)	20,570,000	21,135,675
5.30%, 3/15/77(b)(g)	25,885,000	25,755,575
5.50%, 9/15/79(b)(g)	6,850,000	7,062,556
Telecom Italia SPA (Italy)
5.303%, 5/30/24(c)	25,508,000	27,509,103
7.20%, 7/18/36	11,596,000	13,509,456
7.721%, 6/4/38	8,212,000	9,936,520
The Walt Disney Co.
6.65%, 11/15/37(c)	4,638,000	6,991,110
Ultrapar Participacoes SA (Brazil)
5.25%, 10/6/26(c)	12,050,000	12,727,933
5.25%, 6/6/29(c)	11,350,000	11,889,125
Union Pacific Corp.
6.176%, 1/2/31	5,932,915	6,933,234
Verizon Communications, Inc.
4.272%, 1/15/36	11,847,000	13,342,634
5.012%, 4/15/49	32,224,000	40,484,817
Vodafone Group PLC (United Kingdom)
7.00%, 4/4/79(b)(g)	16,900,000	19,434,130
Xerox Holdings Corp.
4.50%, 5/15/21	21,561,000	22,046,122
Zoetis, Inc.
3.25%, 2/1/23	2,150,000	2,207,016
4.50%, 11/13/25	17,545,000	19,471,441

		1,044,778,003

See accompanying Notes to Portfolio of Investments	Dodge & Cox Balanced Fund / 4

Portfolio of Investments (unaudited)	September 30, 2019

DEBT SECURITIES (continued)

	PAR VALUE	VALUE
UTILITIES: 0.5%
Dominion Energy, Inc.
2.579%, 7/1/20	$4,600,000	$4,610,247
4.104%, 4/1/21	5,650,000	5,788,576
5.75%, 10/1/54(b)(g)	22,950,000	24,355,553
Enel SPA (Italy)
4.625%, 9/14/25(c)	10,500,000	11,469,835
6.80%, 9/15/37(c)	13,700,000	18,238,174
6.00%, 10/7/39(c)	13,352,000	16,684,679

		81,147,064

		1,724,354,200

TOTAL DEBT SECURITIES (Cost $4,092,030,602)		$4,319,308,334

SHORT-TERM INVESTMENTS: 3.3%

	PAR VALUE/ SHARES	VALUE
REPURCHASE AGREEMENTS: 2.9%
Bank of Montreal(d) 2.20%, dated 9/30/19, due 10/1/19, maturity value $42,502,597	$42,500,000	$42,500,000
Fixed Income Clearing Corporation(d) 1.20%, dated 9/30/19, due 10/1/19, maturity value $311,067,369	311,057,000	311,057,000
Royal Bank of Canada(d) 2.25%, dated 9/30/19, due 10/1/19, maturity value $84,905,306	84,900,000	84,900,000

		438,457,000
MONEY MARKET FUND: 0.4%
State Street Institutional U.S. Government Money Market Fund	60,325,587	60,325,587

TOTAL SHORT-TERM INVESTMENTS (Cost $498,782,587)		$498,782,587

TOTAL INVESTMENTS IN SECURITIES (Cost $12,270,453,682)	100.6%	$15,180,919,672
OTHER ASSETS LESS LIABILITIES	(0.6%)	(93,013,495)

NET ASSETS	100.0%	$15,087,906,177

(a)	Non-income producing
(b)	Hybrid security has characteristics of both a debt and equity security.
(c)

Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by Dodge & Cox, investment manager, pursuant to procedures approved by the Fund’s Board of Trustees.

(d)	Repurchase agreements are collateralized by:

Bank of Montreal: U.S. Treasury Notes 2.25%-8.75%, 5/15/20-2/15/46 and U.S. Treasury Inflation Indexed Notes 0.125%-2.375%, 4/15/22-2/15/48. Total collateral value is $43,352,680.

Fixed Income Clearing Corporation: U.S. Treasury Note 2.625%, 6/15/21. Total collateral value is $317,282,844.

Royal Bank of Canada: U.S. Treasury Note 2.50%, 3/31/23 and U.S. Treasury Inflation Indexed Note 3.875%, 4/15/29. Total collateral value is $86,603,511.

(e)	Subsidiary (see below)
(f)

Variable rate security: interest rate is determined by the interest rates of underlying pool of assets that collateralize the security. The interest rate of the security may change due to a change in the interest rates or the composition of underlying pool of assets. The interest rate shown is the rate as of period end.

(g)

Variable rate security: fixed-to-float security pays an initial fixed interest rate and will pay a floating interest rate established at a predetermined time in the future. The interest rate shown is the rate as of period end.

(h)	Rounds to 0.0%.
(i)	A portion of securities purchased on a delayed delivery or when-issued basis.

In determining a company’s country designation, the Fund generally references the country of incorporation. In cases where the Fund considers the country of incorporation to be a “jurisdiction of convenience” chosen primarily for tax purposes or in other limited circumstances, the Fund uses the country designation of an appropriate broad-based market index. In those cases, two countries are listed - the country of incorporation and the country designated by an appropriate index, respectively.

Debt securities are grouped by parent company unless otherwise noted. Actual securities may be issued by the listed parent company or one of its subsidiaries.

Debt securities with floating interest rates are linked to the referenced benchmark; the interest rate shown is the rate as of period end.

ADR: American Depositary Receipt

ARM: Adjustable Rate Mortgage

CMBS: Commercial Mortgage-Backed Security

CMO: Collateralized Mortgage Obligation

CMT: Constant Maturity Treasury

DUS: Delegated Underwriting and Servicing

GO: General Obligation

RB: Revenue Bond

REMIC: Real Estate Mortgage Investment Conduit

5 / Dodge & Cox Balanced Fund	See accompanying Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Security valuation. The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4 p.m. Eastern Time, each day that the NYSE is open for business.

Portfolio holdings for which market quotes are readily available are valued at market value. Listed securities, for example, are generally valued using the official quoted close price or the last sale on the exchange that is determined to be the primary market for the security.

Debt securities, certain preferred stocks, and derivatives traded over the counter, are valued using prices received from independent pricing services which utilize dealer quotes, recent transaction data, pricing models, and other inputs to arrive at market-based valuations. Pricing models may consider quoted prices for similar investments, interest rates, cash flows (including prepayment speeds), and credit risk. Exchange-traded derivatives are generally valued at the settlement price determined by the relevant exchange. Short-term securities with less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value the Fund receives upon the sale of the securities. All securities held by the Fund are denominated in U.S. dollars.

If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by or under the direction of the Funds’ Board of Trustees. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.

Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Valuation measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

▪	Level 1: Quoted prices in active markets for identical securities
▪	Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
▪	Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s holdings as of September 30, 2019:

Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)
Securities
Common Stocks (a)	$9,798,404,124	$—
Preferred Stocks	—	564,424,627
Debt Securities
U.S. Treasury	—	252,621,378
Government-Related	—	215,554,822
Securitized	—	2,126,777,934
Corporate	—	1,724,354,200
Short-term Investments
Repurchase Agreements	—	438,457,000
Money Market Fund	60,325,587	—

Total Securities	$9,858,729,711	$5,322,189,961

(a)	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Portfolio of Investments.

Security transactions. Security transactions are recorded on the trade date.

Other. For more information please see the Fund’s most recent prospectus, summary prospectus, and annual report on the Fund’s website at dodgeandcox.com.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Before investing in any Dodge & Cox Fund, you should carefully consider the Fund’s investment objectives, risks, and management fees and other charges and expenses. To obtain a Fund’s prospectus and summary prospectus, which contain this and other important information, visit dodgeandcox.com or call 800-621-3979. Please read the prospectus and summary prospectus carefully before investing.

Dodge & Cox Balanced Fund / 6

DODGE & COX INCOME FUND Portfolio of Investments (unaudited)	September 30, 2019

DEBT SECURITIES: 99.2%

	PAR VALUE	VALUE
U.S. TREASURY: 9.8%
U.S. Treasury Note/Bond
1.50%, 8/31/21	$100,000,000	$99,703,125
1.50%, 8/15/22	1,200,000,000	1,197,328,128
1.50%, 9/15/22	1,000,000,000	998,164,060
1.75%, 7/31/24	90,000,000	90,812,109
1.25%, 8/31/24	29,555,000	29,145,155
3.00%, 10/31/25	561,940,000	607,092,756
2.50%, 2/28/26	700,000,000	737,597,658
2.375%, 4/30/26	600,000,000	628,289,064
2.375%, 5/15/29	1,230,000,000	1,306,538,669
1.625%, 8/15/29	220,000,000	219,046,093
2.875%, 5/15/49	155,590,000	181,614,858

		6,095,331,675
GOVERNMENT-RELATED: 5.2%
FOREIGN AGENCY: 2.3%
Petroleo Brasileiro SA (Brazil)
5.093%, 1/15/30(b)	253,092,000	264,012,920
7.25%, 3/17/44	10,705,000	12,813,885
6.90%, 3/19/49	12,355,000	14,171,185
Petroleos Mexicanos (Mexico)
6.875%, 8/4/26	120,490,000	129,526,750
6.50%, 3/13/27	227,365,000	236,686,965
6.84%, 1/23/30(b)	125,987,000	130,295,755
6.625%, 6/15/35	112,290,000	109,735,402
6.375%, 1/23/45	166,156,000	154,109,690
6.75%, 9/21/47	191,366,000	183,673,087
6.35%, 2/12/48	192,270,000	176,678,826

		1,411,704,465
LOCAL AUTHORITY: 2.9%
L.A. Unified School District GO
5.75%, 7/1/34	6,075,000	7,917,183
6.758%, 7/1/34	185,585,000	260,954,780
New Jersey Turnpike Authority RB
7.414%, 1/1/40	41,065,000	66,168,035
7.102%, 1/1/41	148,277,000	232,578,406
New Valley Generation
4.929%, 1/15/21	146,348	150,455
State of California GO
7.50%, 4/1/34	162,016,000	249,677,997
7.55%, 4/1/39	106,975,000	176,985,859
7.30%, 10/1/39	202,095,000	316,311,010
7.625%, 3/1/40	115,675,000	189,799,540
State of Illinois GO
5.10%, 6/1/33	306,400,000	331,874,096

		1,832,417,361

		3,244,121,826
SECURITIZED: 46.4%
ASSET-BACKED: 6.8%
Federal Agency: 0.1%
Small Business Admin. - 504 Program
Series 2000-20C 1, 7.625%, 3/1/20	391	392
Series 2000-20G 1, 7.39%, 7/1/20	518	522
Series 2001-20G 1, 6.625%, 7/1/21	201,419	205,068
Series 2001-20L 1, 5.78%, 12/1/21	642,048	657,132
Series 2002-20A 1, 6.14%, 1/1/22	3,959	4,054
Series 2002-20L 1, 5.10%, 12/1/22	184,351	190,056
Series 2003-20G 1, 4.35%, 7/1/23	13,820	14,282
Series 2004-20L 1, 4.87%, 12/1/24	441,157	462,460
Series 2005-20B 1, 4.625%, 2/1/25	754,534	790,855
Series 2005-20D 1, 5.11%, 4/1/25	28,688	30,127
Series 2005-20E 1, 4.84%, 5/1/25	1,221,004	1,279,372
Series 2005-20G 1, 4.75%, 7/1/25	1,314,205	1,376,231
Series 2005-20H 1, 5.11%, 8/1/25	13,986	14,774
Series 2005-20I 1, 4.76%, 9/1/25	1,515,269	1,585,031
Series 2006-20A 1, 5.21%, 1/1/26	1,305,553	1,379,255
Series 2006-20B 1, 5.35%, 2/1/26	439,124	468,614
Series 2006-20C 1, 5.57%, 3/1/26	1,850,256	1,966,494
Series 2006-20G 1, 6.07%, 7/1/26	3,582,586	3,831,469

	PAR VALUE	VALUE
Series 2006-20H 1, 5.70%, 8/1/26	$29,074	$31,203
Series 2006-20I 1, 5.54%, 9/1/26	46,253	49,284
Series 2006-20J 1, 5.37%, 10/1/26	1,517,937	1,616,747
Series 2006-20L 1, 5.12%, 12/1/26	1,422,369	1,509,327
Series 2007-20A 1, 5.32%, 1/1/27	2,665,770	2,831,383
Series 2007-20C 1, 5.23%, 3/1/27	4,074,794	4,334,106
Series 2007-20D 1, 5.32%, 4/1/27	4,665,523	4,954,111
Series 2007-20G 1, 5.82%, 7/1/27	2,711,915	2,903,386

		32,485,735
Other: 1.2%
Rio Oil Finance Trust (Brazil)
9.25%, 7/6/24(b)	377,720,983	421,162,673
9.75%, 1/6/27(b)	226,203,118	264,094,402
8.20%, 4/6/28(b)	66,400,000	76,028,000

		761,285,075
Student Loan: 5.5%
Navient Student Loan Trust
USD LIBOR 1-Month
+1.25%, 3.268%, 6/25/65(b)	283,345,391	285,562,937
+1.15%, 3.168%, 3/25/66(b)	235,031,347	237,527,991
+1.30%, 3.318%, 3/25/66(b)	152,006,000	154,524,922
+0.80%, 2.818%, 7/26/66(b)	308,574,074	307,415,224
+1.05%, 3.068%, 7/26/66(b)	323,668,000	324,673,572
+1.15%, 3.168%, 7/26/66(b)	234,752,000	237,199,313
+1.00%, 3.018%, 9/27/66(b)	114,564,000	114,293,950
+1.05%, 3.068%, 12/27/66(b)	196,003,299	196,668,201
+0.72%, 2.738%, 3/25/67(b)	97,760,000	97,256,086
+0.80%, 2.818%, 3/25/67(b)	183,798,000	183,007,264
+0.68%, 2.698%, 6/27/67(b)	225,000,000	223,380,563
+1.00%, 3.018%, 2/27/68(b)	62,078,000	62,621,872
+0.70%, 2.718%, 2/25/70(b)	259,100,192	256,097,454
Navient Student Loan Trust (Private Loans)
Series 2014-AA A2A, 2.74%, 2/15/29(b)	15,416,383	15,532,066
Series 2017-A A2A, 2.88%, 12/16/58(b)	31,000,000	31,447,392
SLM Student Loan Trust
USD LIBOR 1-Month
+1.20%, 3.218%, 10/25/34	27,721,000	28,102,751
+1.10%, 3.118%, 8/27/40	26,811,079	27,080,445
USD LIBOR 3-Month
+0.63%, 2.906%, 1/25/40(b)	142,597,151	141,235,562
+0.17%, 2.446%, 7/25/40	13,626,000	12,888,848
+0.75%, 3.026%, 10/25/40	80,889,000	79,977,575
+0.60%, 2.876%, 1/25/41	125,299,822	123,339,406
+0.55%, 2.826%, 10/25/64(b)	32,458,000	32,023,657
+0.55%, 2.826%, 10/25/64(b)	72,950,000	71,747,762
SMB Private Education Loan Trust (Private Loans)
Series 2017-A A2A, 2.88%, 9/15/34(b)	22,171,476	22,502,975
Series 2017-B A2A, 2.82%, 10/15/35(b)	26,117,446	26,443,616
Series 2018-A A2A, 3.50%, 2/15/36(b)	50,000,000	52,448,480
Series 2018-B A2A, 3.60%, 1/15/37(b)	68,386,000	70,770,367

		3,415,770,251

		4,209,541,061
CMBS: 0.6%
Agency CMBS: 0.6%
Fannie Mae Multifamily DUS Pool AL6455, 2.765%, 11/1/21 Multifamily DUS	9,021,135	9,006,308
Freddie Mac Multifamily Interest Only
Series K055 X1, 1.499%, 3/25/26(e)	118,501,722	8,880,519
Series K056 X1, 1.399%, 5/25/26(e)	41,048,055	2,896,921
Series K057 X1, 1.325%, 7/25/26(e)	245,940,681	16,357,392
Series K062 X1, 0.436%, 12/25/26(e)	323,520,535	6,753,556
Series K064 X1, 0.743%, 3/25/27(e)	412,487,791	16,468,451
Series K065 X1, 0.814%, 4/25/27(e)	478,240,321	21,569,260
Series K066 X1, 0.89%, 6/25/27(e)	380,923,509	19,215,610
Series K067 X1, 0.713%, 7/25/27(e)	479,818,254	19,497,559
Series K069 X1, 0.496%, 9/25/27(e)	99,248,118	2,684,324
Series K071 X1, 0.42%, 11/25/27(e)	258,634,472	5,586,349
Series K070 X1, 0.457%, 11/25/27(e)	201,353,929	5,011,035
Series K089 X1, 0.688%, 1/25/29(e)	524,767,729	23,986,871

1 / Dodge & Cox Income Fund	See accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)	September 30, 2019

DEBT SECURITIES (continued)

	PAR VALUE	VALUE
Series K091 X1, 0.704%, 3/25/29(e)	$263,614,749	$12,621,716
Series K092 X1, 0.852%, 4/25/29(e)	490,841,292	29,345,143
Series K093 X1, 1.092%, 5/25/29(e)	234,998,206	18,372,912
Series K094 X1, 1.016%, 6/25/29(e)	325,067,482	23,891,615
Series K095 X1, 1.083%, 6/25/29(e)	226,679,842	17,331,397
Series K097 X1, 1.09%, 7/25/29(e)	246,720,008	22,684,720
Series K096 X1, 1.257%, 7/25/29(e)	550,212,266	51,459,868
Series K052 X1, 1.102%, 1/25/31(e)	42,777,241	3,508,542
Series K154 X1, 0.449%, 11/25/32(e)	389,515,574	12,266,196
Series K1511 X1, 0.93%, 3/25/34(e)	177,857,538	14,918,815

		364,315,079

		364,315,079
MORTGAGE-RELATED: 39.0%
Federal Agency CMO & REMIC: 5.0%
Dept. of Veterans Affairs
Series 1995-2D 4A, 9.293%, 5/15/25	55,638	62,786
Series 1997-2 Z, 7.50%, 6/15/27	4,937,814	5,527,922
Series 1998-2 2A, 8.506%, 8/15/27(e)	10,837	12,146
Series 1998-1 1A, 8.293%, 3/15/28(e)	85,839	94,052
Fannie Mae
Trust 1998-58 PX, 6.50%, 9/25/28	173,128	192,111
Trust 1998-58 PC, 6.50%, 10/25/28	1,017,170	1,131,230
Trust 2001-69 PQ, 6.00%, 12/25/31	1,212,391	1,376,099
Trust 2002-33 A1, 7.00%, 6/25/32	1,574,035	1,836,357
Trust 2002-69 Z, 5.50%, 10/25/32	165,708	181,376
Trust 2008-24 GD, 6.50%, 3/25/37	596,497	668,755
Trust 2007-47 PE, 5.00%, 5/25/37	2,133,102	2,342,156
Trust 2009-53 QM, 5.50%, 5/25/39	582,290	603,973
Trust 2009-30 AG, 6.50%, 5/25/39	5,653,094	6,307,637
Trust 2009-40 TB, 6.00%, 6/25/39	2,278,289	2,513,733
Trust 2010-123 WT, 7.00%, 11/25/40	23,660,710	27,775,856
Trust 2001-T3 A1, 7.50%, 11/25/40	85,640	94,415
Trust 2001-T7 A1, 7.50%, 2/25/41	48,782	57,032
Trust 2001-T5 A2, 6.98%, 6/19/41(e)	33,098	37,616
Trust 2001-T5 A3, 7.50%, 6/19/41(e)	168,967	196,945
Trust 2011-58 AT, 4.00%, 7/25/41	6,375,058	6,832,846
Trust 2001-T4 A1, 7.50%, 7/25/41	1,425,872	1,670,799
Trust 2001-T10 A1, 7.00%, 12/25/41	1,495,540	1,741,199
Trust 2013-106 MA, 4.00%, 2/25/42	15,262,892	16,330,371
Trust 2002-90 A1, 6.50%, 6/25/42	3,454,553	3,972,489
Trust 2002-W6 2A1, 7.00%, 6/25/42(e)	1,873,773	2,086,111
Trust 2002-W8 A2, 7.00%, 6/25/42	1,095,227	1,286,432
Trust 2003-W2 1A2, 7.00%, 7/25/42	5,394,797	6,321,203
Trust 2002-T16 A3, 7.50%, 7/25/42	2,677,671	3,196,201
Trust 2003-W4 3A, 5.696%, 10/25/42(e)	1,629,633	1,835,178
Trust 2012-121 NB, 7.00%, 11/25/42	780,830	909,314
Trust 2003-W1 2A, 5.815%, 12/25/42(e)	2,048,241	2,274,455
Trust 2003-7 A1, 6.50%, 12/25/42	2,785,184	3,153,027
Trust 2004-T1 1A2, 6.50%, 1/25/44	1,248,466	1,431,440
Trust 2004-W2 2A2, 7.00%, 2/25/44	68,686	78,763
Trust 2004-W2 5A, 7.50%, 3/25/44	2,916,505	3,328,798
Trust 2004-W8 3A, 7.50%, 6/25/44	2,268,969	2,648,739
Trust 2004-W15 1A2, 6.50%, 8/25/44	560,099	642,197
Trust 2005-W1 1A3, 7.00%, 10/25/44	4,740,366	5,564,651
Trust 2001-79 BA, 7.00%, 3/25/45	496,887	567,933
Trust 2006-W1 1A1, 6.50%, 12/25/45	273,950	315,046
Trust 2006-W1 1A2, 7.00%, 12/25/45	1,997,478	2,324,519
Trust 2006-W1 1A3, 7.50%, 12/25/45	33,628	39,428
Trust 2006-W1 1A4, 8.00%, 12/25/45	2,281,177	2,684,147
Trust 2007-W10 1A, 6.268%, 8/25/47(e)	6,651,897	7,455,427
Trust 2007-W10 2A, 6.308%, 8/25/47(e)	2,069,558	2,311,612
USD LIBOR 1-Month
+0.55%, 2.568%, 9/25/43	27,917,939	28,105,927
+0.40%, 2.418%, 7/25/44	1,231,748	1,219,074
Freddie Mac
Series 3312 AB, 6.50%, 6/15/32	2,058,798	2,354,961
Series 2456 CJ, 6.50%, 6/15/32	116,362	133,576
Series T-41 2A, 5.305%, 7/25/32(e)	190,038	201,747
Series 2587 ZU, 5.50%, 3/15/33	2,960,984	3,275,236

	PAR VALUE	VALUE
Series 2610 UA, 4.00%, 5/15/33	$1,225,317	$1,295,005
Series T-48 1A, 4.921%, 7/25/33(e)	2,113,251	2,306,383
Series 2708 ZD, 5.50%, 11/15/33	11,302,921	12,502,202
Series 3204 ZM, 5.00%, 8/15/34	5,258,430	5,850,041
Series 3330 GZ, 5.50%, 6/15/37	645,135	697,534
Series 3427 Z, 5.00%, 3/15/38	2,315,941	2,581,291
Series T-51 1A, 6.50%, 9/25/43(e)	48,687	57,631
Series 4283 DW, 4.50%, 12/15/43(e)	62,869,339	69,107,003
Series 4283 EW, 4.50%, 12/15/43(e)	37,161,869	39,597,495
Series 4281 BC, 4.50%, 12/15/43(e)	103,940,615	112,955,052
Series 4319 MA, 4.50%, 3/15/44(e)	20,547,802	22,696,420
USD LIBOR 1-Month
+0.53%, 2.558%, 8/15/43	50,888,358	51,427,051
Ginnie Mae
USD LIBOR 1-Month
+0.65%, 2.879%, 10/20/64	7,504,841	7,511,450
+0.63%, 2.859%, 4/20/65	10,934,428	10,936,034
+0.60%, 2.829%, 7/20/65	7,377,599	7,370,519
+0.60%, 2.829%, 8/20/65	7,194,098	7,187,091
+0.62%, 2.849%, 9/20/65	1,579,241	1,578,839
+0.75%, 2.979%, 11/20/65	29,203,911	29,338,809
+0.90%, 3.129%, 3/20/66	18,779,229	18,977,410
+0.90%, 3.129%, 4/20/66	20,262,402	20,476,071
+0.78%, 3.009%, 9/20/66	10,992,826	11,057,770
+0.75%, 2.979%, 10/20/66	52,278,934	52,537,981
+0.80%, 3.029%, 11/20/66	22,523,838	22,683,070
+0.81%, 3.039%, 12/20/66	12,831,975	12,930,302
+0.57%, 2.799%, 9/20/67	29,099,365	29,200,960
+0.60%, 2.65%, 9/20/69	44,754,758	44,670,843
USD LIBOR 12-Month
+0.30%, 2.416%, 9/20/66	18,839,668	18,821,396
+0.28%, 3.376%, 12/20/66	35,687,784	35,557,744
+0.30%, 3.42%, 1/20/67	93,769,719	93,552,182
+0.30%, 3.42%, 1/20/67	101,584,995	101,353,666
+0.31%, 3.43%, 1/20/67	37,904,563	37,836,434
+0.25%, 3.271%, 2/20/67	20,087,681	20,015,552
+0.20%, 3.221%, 3/20/67	3,327,315	3,308,632
+0.30%, 3.179%, 4/20/67	23,660,420	23,626,382
+0.20%, 2.93%, 5/20/67	46,189,564	45,853,853
+0.30%, 3.03%, 5/20/67	19,962,977	19,914,419
+0.20%, 2.937%, 6/20/67	100,204,151	99,490,287
+0.30%, 3.037%, 6/20/67	23,945,906	23,898,395
+0.20%, 2.403%, 8/20/67	22,213,281	21,987,674
+0.25%, 2.366%, 9/20/67	22,902,990	22,718,811
+0.27%, 2.386%, 9/20/67	71,301,181	70,726,159
+0.22%, 3.06%, 10/20/67	34,242,103	33,895,617
+0.23%, 3.07%, 10/20/67	159,433,233	157,607,803
+0.23%, 3.07%, 10/20/67	73,545,433	72,738,228
+0.25%, 3.09%, 10/20/67	48,874,045	48,374,000
+0.20%, 3.125%, 11/20/67	17,242,122	17,068,126
+0.22%, 3.145%, 11/20/67	23,321,547	23,104,309
+0.22%, 3.145%, 11/20/67	132,279,617	130,892,255
+0.06%, 3.062%, 12/20/67	56,493,100	55,571,608
+0.18%, 3.276%, 12/20/67	34,582,602	34,175,295
+0.06%, 3.062%, 1/20/68	103,129,094	101,463,271
+0.08%, 3.082%, 1/20/68	46,075,521	45,472,406
+0.15%, 3.27%, 1/20/68	16,323,433	16,115,773
+0.05%, 2.56%, 2/20/68	25,152,164	24,796,920
+0.04%, 3.061%, 2/20/68	53,269,961	52,417,844
+0.05%, 3.071%, 2/20/68	3,686,870	3,630,786
+0.07%, 3.091%, 2/20/68	48,737,035	48,016,502
+0.10%, 3.102%, 2/20/68	96,703,550	94,913,877
+0.10%, 3.102%, 2/20/68	48,470,337	47,669,922
+0.15%, 3.152%, 2/20/68	33,873,623	33,439,661
+0.03%, 2.909%, 3/20/68	18,030,892	17,716,040
+0.05%, 2.929%, 3/20/68	44,415,624	43,801,663
+0.04%, 3.061%, 3/20/68	86,537,459	85,193,559
+0.04%, 3.061%, 3/20/68	37,232,049	36,443,429
+0.06%, 3.081%, 3/20/68	14,236,258	13,947,924
+0.02%, 2.899%, 4/20/68	26,084,981	25,489,419

See accompanying Notes to Portfolio of Investments	Dodge & Cox Income Fund / 2

Portfolio of Investments (unaudited)	September 30, 2019

DEBT SECURITIES (continued)

	PAR VALUE	VALUE
+0.05%, 2.929%, 4/20/68	$47,226,886	$46,250,654
+0.05%, 2.929%, 4/20/68	42,024,486	41,151,726
+0.04%, 2.77%, 5/20/68	48,075,920	47,044,720
+0.15%, 2.887%, 6/20/68	45,775,992	45,119,706
+0.25%, 2.76%, 7/20/68	41,133,070	40,721,999
+0.12%, 2.236%, 8/20/68	34,514,384	33,986,697
+0.10%, 3.02%, 10/20/68	63,853,892	62,542,441
+0.22%, 3.22%, 11/20/68	34,753,173	34,247,357
+0.30%, 3.45%, 11/20/68	36,318,623	36,109,333
+0.40%, 3.30%, 2/20/69	31,254,226	31,280,273

		3,085,908,029
Federal Agency Mortgage Pass-Through: 34.0%
Fannie Mae, 15 Year
6.00%, 10/1/19 - 3/1/23	9,694,238	9,948,290
5.50%, 12/1/19 - 7/1/25	45,555,231	47,254,217
4.00%, 9/1/25	591,730	602,305
5.00%, 9/1/25	20,005,483	20,762,409
3.50%, 10/1/25 - 2/1/31	591,469,651	612,299,850
4.50%, 3/1/29	14,308,820	15,023,210
Fannie Mae, 20 Year
4.50%, 3/1/29 - 1/1/34	312,139,272	334,208,510
4.00%, 9/1/30 - 3/1/37	1,494,983,682	1,583,675,995
3.50%, 11/1/35 - 4/1/37	361,451,541	374,029,129
Fannie Mae, 30 Year
6.00%, 11/1/28 - 2/1/39	80,211,786	92,144,979
7.00%, 4/1/32 - 2/1/39	6,833,802	7,925,189
6.50%, 12/1/32 - 8/1/39	32,833,828	37,633,831
5.50%, 2/1/33 - 11/1/39	120,490,525	134,909,527
4.50%, 11/1/35 - 3/1/49	6,726,138,564	7,125,584,817
5.00%, 7/1/37 - 3/1/49	177,051,719	190,787,915
4.00%, 10/1/40 - 2/1/47	501,202,725	529,183,347
Fannie Mae, 40 Year
4.50%, 1/1/52 - 6/1/56	138,569,097	149,854,174
Fannie Mae, Hybrid ARM(e) 1-Year U.S. Treasury CMT
+2.14%, 4.387%, 10/1/33	934,585	982,884
+2.14%, 4.544%, 8/1/34	244,570	257,790
+1.95%, 3.954%, 9/1/34	1,166,683	1,221,147
+2.29%, 4.829%, 1/1/36	7,906,082	8,326,736
+2.12%, 4.496%, 7/1/36	60,607	63,996
+2.13%, 4.585%, 12/1/36	1,224,133	1,288,937
USD LIBOR 12-Month
+1.68%, 4.592%, 7/1/34	1,306,311	1,367,611
+1.37%, 4.229%, 10/1/34	619,095	639,646
+1.94%, 4.914%, 1/1/35	654,383	692,865
+1.37%, 4.361%, 4/1/35	1,440,484	1,494,621
+1.75%, 4.625%, 6/1/35	391,761	412,849
+1.45%, 4.176%, 7/1/35	333,145	347,248
+1.50%, 4.213%, 7/1/35	458,877	477,194
+1.49%, 4.292%, 7/1/35	784,162	817,339
+1.75%, 4.524%, 7/1/35	1,038,316	1,094,069
+1.31%, 3.666%, 8/1/35	640,874	660,807
+1.38%, 3.766%, 8/1/35	2,327,568	2,442,539
+1.75%, 4.138%, 8/1/35	1,201,855	1,260,679
+1.77%, 4.08%, 9/1/35	1,031,283	1,081,737
+1.55%, 3.887%, 10/1/35	1,162,654	1,203,605
+1.75%, 3.998%, 10/1/35	798,286	834,090
+1.62%, 4.55%, 12/1/35	325,767	338,146
+1.69%, 4.428%, 1/1/36	2,281,003	2,387,883
+1.62%, 4.45%, 1/1/36	1,526,166	1,596,230
+1.75%, 4.63%, 11/1/36	951,623	1,000,506
+1.74%, 4.618%, 12/1/36	760,745	798,070
+1.59%, 4.614%, 1/1/37	933,913	977,358
+2.01%, 5.012%, 2/1/37	1,904,515	2,014,024
+1.93%, 4.803%, 4/1/37	336,769	358,986
+1.74%, 4.53%, 8/1/37	1,096,600	1,156,170
+1.48%, 4.431%, 11/1/37	454,772	472,060
+1.73%, 4.491%, 5/1/38	76,536,149	80,295,743
+1.93%, 4.802%, 5/1/38	1,489,056	1,580,189

	PAR VALUE	VALUE
+1.88%, 4.208%, 9/1/38	$240,659	$253,335
+1.70%, 4.308%, 10/1/38	1,211,687	1,270,751
+1.60%, 4.328%, 10/1/38	3,002,519	3,143,064
+1.72%, 4.393%, 10/1/38	578,462	607,469
+1.71%, 4.624%, 6/1/39	407,465	428,672
+1.77%, 4.189%, 12/1/39	1,146,764	1,186,474
+1.71%, 4.613%, 4/1/42	3,817,290	3,959,968
+1.67%, 3.968%, 9/1/42	3,189,344	3,296,562
+1.68%, 2.445%, 11/1/42	3,980,000	4,125,978
+1.57%, 2.283%, 12/1/42	11,922,134	12,001,153
+1.57%, 3.261%, 2/1/43	8,345,063	8,567,275
+1.82%, 4.415%, 2/1/43	1,666,093	1,742,195
+1.56%, 2.312%, 5/1/43	2,553,870	2,574,676
+1.47%, 4.276%, 6/1/43	1,024,625	1,055,179
+1.56%, 2.954%, 9/1/43	3,139,490	3,221,289
+1.56%, 3.255%, 9/1/43	2,183,304	2,229,263
+1.45%, 4.049%, 9/1/43	1,821,647	1,871,255
+1.60%, 2.72%, 10/1/43	23,105,785	23,697,735
+1.55%, 2.647%, 11/1/43	9,172,020	9,394,986
+1.60%, 2.881%, 11/1/43	11,383,303	11,574,159
+1.56%, 3.125%, 12/1/43	3,666,529	3,750,147
+1.59%, 2.684%, 2/1/44	4,585,439	4,672,562
+1.58%, 2.979%, 2/1/44	4,856,221	4,961,044
+1.55%, 4.675%, 2/1/44	753,684	775,943
+1.59%, 2.967%, 4/1/44	4,155,467	4,236,195
+1.59%, 3.033%, 4/1/44	3,189,633	3,257,131
+1.58%, 3.189%, 4/1/44	14,769,677	15,094,016
+1.68%, 4.448%, 4/1/44	13,188,275	13,683,688
+1.56%, 4.554%, 4/1/44	4,610,820	4,750,999
+1.57%, 3.043%, 5/1/44	15,173,071	15,505,826
+1.57%, 4.522%, 5/1/44	5,166,809	5,326,541
+1.58%, 2.808%, 7/1/44	7,959,926	8,100,510
+1.59%, 2.857%, 7/1/44	9,900,145	10,077,771
+1.57%, 2.927%, 7/1/44	4,158,247	4,233,716
+1.56%, 2.96%, 7/1/44	6,526,455	6,649,910
+1.59%, 2.963%, 7/1/44	3,424,755	3,485,812
+1.58%, 3.069%, 7/1/44	9,255,485	9,444,983
+1.56%, 2.778%, 8/1/44	14,418,627	14,643,840
+1.58%, 2.79%, 8/1/44	6,757,505	6,883,076
+1.58%, 2.884%, 8/1/44	4,989,727	5,077,743
+1.57%, 3.02%, 8/1/44	4,677,228	4,760,427
+1.58%, 2.626%, 9/1/44	6,256,258	6,355,969
+1.58%, 2.75%, 9/1/44	7,440,693	7,575,791
+1.65%, 2.809%, 9/1/44	26,136,935	26,651,000
+1.58%, 2.857%, 9/1/44	3,729,048	3,803,110
+1.64%, 2.928%, 9/1/44	12,401,530	12,649,396
+1.59%, 3.018%, 9/1/44	5,761,802	5,889,757
+1.57%, 2.463%, 10/1/44	6,506,277	6,599,212
+1.60%, 2.539%, 10/1/44	5,040,455	5,116,982
+1.57%, 2.626%, 10/1/44	10,857,032	11,038,891
+1.58%, 2.73%, 10/1/44	6,671,137	6,795,226
+1.57%, 2.746%, 10/1/44	25,395,109	25,851,093
+1.58%, 2.794%, 10/1/44	11,523,472	11,750,222
+1.56%, 2.851%, 10/1/44	6,365,802	6,496,248
+1.60%, 2.854%, 10/1/44	11,388,298	11,625,015
+1.60%, 2.872%, 10/1/44	7,537,912	7,692,703
+1.58%, 2.903%, 10/1/44	3,805,751	3,884,462
+1.60%, 2.907%, 10/1/44	12,732,838	12,999,753
+1.56%, 2.942%, 10/1/44	6,258,794	6,387,678
+1.58%, 2.745%, 11/1/44	4,410,471	4,490,681
+1.60%, 2.785%, 11/1/44	10,536,323	10,741,190
+1.60%, 2.817%, 11/1/44	5,092,580	5,190,124
+1.58%, 2.845%, 11/1/44	12,815,777	13,074,171
+1.56%, 2.933%, 11/1/44	12,307,028	12,564,890
+1.57%, 2.948%, 11/1/44	11,398,451	11,642,342
+1.59%, 2.662%, 12/1/44	3,432,679	3,491,038
+1.58%, 2.732%, 12/1/44	3,269,373	3,330,634
+1.57%, 2.74%, 12/1/44	24,075,159	24,512,642
+1.58%, 2.783%, 12/1/44	4,128,681	4,208,164
+1.60%, 2.82%, 12/1/44	9,117,894	9,300,558

3 / Dodge & Cox Income Fund	See accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)	September 30, 2019

DEBT SECURITIES (continued)

	PAR VALUE	VALUE
+1.59%, 2.939%, 12/1/44	$4,799,815	$4,895,481
+1.57%, 2.898%, 1/1/45	8,758,758	8,936,106
+1.58%, 2.772%, 2/1/45	13,071,168	13,311,251
+1.57%, 3.00%, 3/1/45	111,478,212	113,616,970
+1.59%, 3.072%, 3/1/45	2,910,697	2,971,058
+1.61%, 2.591%, 4/1/45	4,442,378	4,504,305
+1.57%, 2.842%, 4/1/45	27,527,461	28,015,209
+1.58%, 2.638%, 8/1/45	8,124,607	8,244,768
+1.59%, 2.645%, 8/1/45	9,613,334	9,745,379
+1.58%, 2.823%, 10/1/45	20,561,212	20,887,939
+1.60%, 2.606%, 11/1/45	17,283,493	17,498,126
+1.61%, 2.759%, 3/1/46	2,931,931	2,972,304
+1.60%, 2.415%, 4/1/46	28,257,203	28,670,512
+1.59%, 2.685%, 4/1/46	5,876,719	5,953,920
+1.61%, 2.735%, 4/1/46	5,088,658	5,157,058
+1.58%, 2.796%, 4/1/46	14,523,861	14,747,508
+1.61%, 2.924%, 4/1/46	3,956,358	4,017,645
+1.58%, 2.476%, 5/1/46	7,484,815	7,578,579
+1.59%, 2.711%, 6/1/46	8,677,356	8,804,155
+1.60%, 2.731%, 6/1/46	2,590,566	2,628,667
+1.59%, 2.668%, 7/1/46	2,573,300	2,607,755
+1.62%, 2.304%, 12/1/46	6,500,537	6,555,078
+1.61%, 3.085%, 6/1/47	20,051,852	20,428,832
+1.61%, 3.16%, 6/1/47	23,360,535	23,854,486
+1.61%, 3.13%, 7/1/47	7,761,030	7,924,733
+1.59%, 3.136%, 7/1/47	18,973,100	19,394,788
+1.60%, 2.703%, 8/1/47	23,858,050	24,216,954
+1.61%, 3.016%, 8/1/47	6,860,266	6,987,876
+1.61%, 3.022%, 8/1/47	7,361,465	7,501,069
+1.59%, 3.194%, 8/1/47	9,126,280	9,340,343
+1.57%, 2.904%, 10/1/47	5,620,715	5,721,132
+1.61%, 3.074%, 10/1/47	9,583,423	9,780,397
+1.61%, 2.897%, 11/1/47	6,412,392	6,513,034
+1.59%, 2.965%, 11/1/47	15,193,235	15,495,308
+1.61%, 3.115%, 1/1/48	3,796,153	3,878,140
+1.61%, 3.141%, 1/1/48	6,990,110	7,137,494
+1.61%, 3.085%, 3/1/48	9,447,439	9,660,453
+1.61%, 3.184%, 4/1/48	10,808,054	11,057,213
+1.61%, 3.168%, 5/1/48	85,400,484	87,410,918
+1.62%, 3.492%, 8/1/48	8,985,068	9,232,842
+1.62%, 3.316%, 10/1/48	20,348,227	20,866,638
+1.61%, 3.685%, 8/1/49	99,116,473	102,692,652
+1.62%, 3.739%, 8/1/49	57,791,757	59,623,415
+1.61%, 3.458%, 9/1/49	90,231,562	92,900,527
+1.61%, 3.465%, 9/1/49	62,896,587	64,903,380
USD LIBOR 6-Month
+1.41%, 3.993%, 8/1/34	1,187,996	1,221,305
+1.50%, 3.951%, 1/1/35	665,159	684,612
+1.57%, 3.848%, 11/1/35	997,694	1,027,865
Fannie Mae Pool, 30 Year
4.00%, 11/1/48	1,010,420,000	1,049,139,608
4.50%, 11/1/48(h)	1,940,145,000	2,044,276,230
Freddie Mac, Hybrid ARM(e) 1-Year U.S. Treasury CMT
+2.25%, 4.968%, 2/1/34	2,324,024	2,445,432
+2.25%, 4.738%, 11/1/34	962,857	1,015,152
+2.25%, 5.00%, 2/1/35	548,465	577,581
+2.13%, 4.625%, 4/1/35	308,259	320,999
+1.67%, 4.268%, 1/1/36	1,672,599	1,732,339
+2.25%, 4.829%, 1/1/36	2,360,539	2,490,382
USD LIBOR 12-Month
+1.78%, 4.304%, 9/1/33	3,398,616	3,562,324
+1.80%, 4.124%, 8/1/34	529,463	555,926
+1.63%, 4.704%, 1/1/35	264,152	275,261
+1.80%, 4.767%, 3/1/35	714,614	751,580
+1.87%, 4.229%, 8/1/35	1,602,525	1,689,696
+1.72%, 4.544%, 8/1/35	796,186	835,210
+1.82%, 4.232%, 9/1/35	1,032,403	1,071,439
+1.63%, 4.307%, 10/1/35	1,221,901	1,277,651

	PAR VALUE	VALUE
+1.60%, 4.485%, 1/1/36	$819,915	$855,533
+1.88%, 4.765%, 4/1/36	1,699,894	1,795,086
+1.78%, 4.65%, 12/1/36	1,377,603	1,448,603
+1.77%, 4.80%, 1/1/37	984,968	1,036,695
+1.57%, 4.678%, 3/1/37	980,772	1,020,799
+1.56%, 4.449%, 4/1/37	878,845	920,160
+1.68%, 4.604%, 4/1/37	1,029,488	1,082,641
+1.63%, 4.50%, 5/1/37	541,949	567,438
+1.63%, 4.387%, 7/1/37	2,937,041	3,081,545
+2.09%, 4.835%, 10/1/37	107,724	113,785
+2.04%, 5.096%, 1/1/38	359,682	381,063
+1.61%, 4.521%, 2/1/38	2,064,911	2,150,851
+1.75%, 4.648%, 4/1/38	2,305,722	2,428,783
+1.85%, 4.815%, 4/1/38	3,627,430	3,834,188
+1.89%, 4.767%, 5/1/38	594,669	616,614
+1.68%, 4.582%, 6/1/38	1,835,903	1,925,164
+1.74%, 4.55%, 10/1/38	1,833,331	1,926,824
+1.75%, 4.683%, 10/1/38	341,327	358,900
+1.78%, 4.557%, 11/1/39	886,277	934,550
+1.85%, 4.459%, 7/1/43	1,280,955	1,336,613
+1.71%, 4.665%, 8/1/43	13,949,648	14,481,236
+1.64%, 2.778%, 10/1/43	1,573,736	1,612,384
+1.58%, 2.852%, 1/1/44	2,430,231	2,476,445
+1.61%, 3.083%, 1/1/44	2,704,054	2,762,303
+1.62%, 2.846%, 2/1/44	8,316,640	8,477,039
+1.64%, 3.122%, 4/1/44	2,181,130	2,226,083
+1.63%, 3.123%, 4/1/44	4,995,307	5,102,759
+1.63%, 3.001%, 5/1/44	70,590,247	72,091,563
+1.62%, 2.835%, 6/1/44	4,372,231	4,445,583
+1.62%, 3.08%, 6/1/44	14,708,060	15,022,773
+1.62%, 3.061%, 7/1/44	4,672,722	4,765,417
+1.63%, 3.085%, 7/1/44	3,592,579	3,663,400
+1.61%, 2.84%, 8/1/44	5,938,635	6,045,856
+1.62%, 3.031%, 8/1/44	6,807,142	6,933,800
+1.63%, 3.069%, 8/1/44	7,097,808	7,233,315
+1.62%, 2.687%, 9/1/44	6,597,552	6,709,314
+1.62%, 2.739%, 9/1/44	8,696,552	8,850,040
+1.62%, 2.853%, 9/1/44	6,354,207	6,471,121
+1.62%, 2.842%, 10/1/44	11,973,426	12,203,646
+1.62%, 2.845%, 10/1/44	4,071,364	4,150,603
+1.61%, 2.903%, 10/1/44	8,811,735	8,987,910
+1.63%, 2.924%, 10/1/44	10,568,064	10,781,846
+1.63%, 3.015%, 10/1/44	10,714,832	10,944,061
+1.60%, 2.69%, 11/1/44	13,343,579	13,567,384
+1.63%, 2.743%, 11/1/44	6,281,534	6,392,416
+1.63%, 2.801%, 11/1/44	9,886,811	10,068,150
+1.61%, 2.886%, 11/1/44	7,224,213	7,361,977
+1.61%, 2.906%, 11/1/44	5,502,922	5,608,359
+1.62%, 2.908%, 11/1/44	11,156,863	11,377,295
+1.61%, 2.909%, 11/1/44	18,531,691	18,895,233
+1.63%, 2.927%, 11/1/44	8,552,160	8,720,017
+1.62%, 2.941%, 11/1/44	9,227,573	9,413,927
+1.63%, 2.942%, 11/1/44	13,870,557	14,161,168
+1.60%, 3.003%, 11/1/44	4,757,889	4,857,306
+1.63%, 2.773%, 12/1/44	3,001,273	3,053,883
+1.63%, 2.846%, 12/1/44	14,932,131	15,205,347
+1.63%, 2.896%, 12/1/44	12,973,943	13,221,321
+1.62%, 2.898%, 12/1/44	8,773,625	8,939,036
+1.62%, 2.946%, 12/1/44	6,292,501	6,413,122
+1.62%, 2.667%, 1/1/45	9,879,662	10,036,153
+1.63%, 2.844%, 1/1/45	7,819,403	7,961,692
+1.62%, 2.849%, 1/1/45	7,959,480	8,103,034
+1.62%, 2.902%, 1/1/45	14,213,534	14,476,219
+1.63%, 3.072%, 1/1/45	17,315,316	17,684,063
+1.62%, 2.872%, 2/1/45	11,105,819	11,304,793
+1.62%, 2.612%, 4/1/45	5,201,219	5,276,852
+1.63%, 2.596%, 5/1/45	35,401,204	35,867,150
+1.63%, 2.729%, 6/1/45	4,132,905	4,195,093
+1.63%, 2.623%, 8/1/45	10,563,414	10,686,032
+1.64%, 2.729%, 8/1/45	29,474,374	29,920,801

See accompanying Notes to Portfolio of Investments	Dodge & Cox Income Fund / 4

Portfolio of Investments (unaudited)	September 30, 2019

DEBT SECURITIES (continued)

	PAR VALUE	VALUE
+1.60%, 2.783%, 8/1/45	$7,151,967	$7,268,225
+1.63%, 2.799%, 9/1/45	8,294,729	8,417,374
+1.63%, 2.725%, 5/1/46	182,914,691	185,398,409
+1.62%, 2.733%, 5/1/46	12,872,862	13,029,041
+1.62%, 2.614%, 7/1/46	19,184,422	19,402,716
+1.63%, 2.544%, 9/1/46	35,779,031	36,139,470
+1.63%, 3.194%, 6/1/47	10,340,637	10,546,862
+1.63%, 3.215%, 8/1/47	5,991,587	6,115,193
+1.64%, 3.09%, 10/1/47	6,881,144	7,012,790
+1.64%, 3.15%, 11/1/47	3,600,889	3,677,130
USD LIBOR 6-Month
+1.59%, 4.236%, 8/1/36	1,714,091	1,774,482
Freddie Mac Gold, 15 Year
5.50%, 10/1/20 - 12/1/24	927,420	940,635
6.00%, 8/1/21 - 11/1/23	4,356,952	4,506,652
4.50%, 3/1/25 - 6/1/26	7,423,069	7,738,465
Freddie Mac Gold, 20 Year
6.50%, 10/1/26	1,613,366	1,798,464
4.50%, 5/1/30 - 1/1/34	79,577,273	85,514,838
4.00%, 9/1/31 - 10/1/35	375,235,791	397,629,567
3.50%, 7/1/35 - 1/1/36	147,782,588	153,560,092
Freddie Mac Gold, 30 Year
7.90%, 2/17/21	3,160	3,158
7.00%, 4/1/31 - 11/1/38	2,412,426	2,722,943
6.50%, 12/1/32 - 10/1/38	8,145,586	9,213,529
6.00%, 12/1/33 - 2/1/39	14,090,924	16,125,623
5.50%, 3/1/34 - 12/1/38	40,594,900	45,783,153
4.50%, 3/1/39 - 3/1/49	2,235,268,556	2,380,957,162
4.00%, 11/1/45 - 11/1/47	685,044,183	722,103,387
Freddie Mac Pool, 15 Year
6.00%, 10/1/21	2,366	2,418
Freddie Mac Pool, 30 Year
7.00%, 11/1/37	8,486	9,818
4.50%, 7/1/42 - 4/1/49	503,472,928	530,589,697
Ginnie Mae, 20 Year
4.00%, 1/20/35	6,852,488	7,115,636
Ginnie Mae, 30 Year
7.80%, 6/15/20 - 1/15/21	16,779	16,850
8.00%, 9/15/20	6	6
7.85%, 1/15/21	1,516	1,519
7.50%, 12/15/23 - 5/15/25	502,558	541,234
7.00%, 5/15/28	175,366	191,404

		21,209,716,794
Private Label CMO & REMIC: 0.0%(g)
GSMPS Mortgage Loan Trust Series 2004-4 1A4, 8.50%, 6/25/34(b)	2,858,631	3,265,153
Seasoned Credit Risk Transfer Trust Series 2017-4 M45T, 4.50%, 6/25/57 40 Year	25,968,546	27,684,860

		30,950,013

		24,326,574,836

		28,900,430,976
CORPORATE: 37.8%
FINANCIALS: 13.3%
Bank of America Corp.
3.004%, 12/20/23(f)	422,916,000	431,928,340
4.20%, 8/26/24	163,140,000	174,989,896
4.25%, 10/22/26	185,082,000	200,547,726
Barclays PLC (United Kingdom)
4.375%, 9/11/24	239,204,000	247,164,396
4.836%, 5/9/28	77,975,000	81,486,032
BNP Paribas SA (France)
4.25%, 10/15/24	381,716,000	405,134,578
4.375%, 9/28/25(b)	141,421,000	150,329,085
4.375%, 5/12/26(b)	106,169,000	113,279,191
4.625%, 3/13/27(b)	237,000,000	257,056,772
Boston Properties, Inc.
4.125%, 5/15/21	52,852,000	54,278,746

	PAR VALUE	VALUE
3.85%, 2/1/23	$76,031,000	$79,756,091
3.125%, 9/1/23	19,500,000	20,126,932
3.80%, 2/1/24	64,024,000	67,664,759
3.20%, 1/15/25	47,075,000	48,833,754
3.65%, 2/1/26	19,580,000	20,724,068
4.50%, 12/1/28	101,325,000	115,284,162
Capital One Financial Corp.
3.50%, 6/15/23	155,385,000	161,841,986
3.75%, 4/24/24	30,415,000	31,979,020
3.20%, 2/5/25	52,515,000	54,004,001
4.20%, 10/29/25	121,149,000	129,115,005
Cigna Corp.
4.00%, 2/15/22	62,964,000	65,110,559
7.65%, 3/1/23	7,217,000	8,399,556
7.875%, 5/15/27	26,720,000	35,121,111
Citigroup, Inc.
3.50%, 5/15/23	72,730,000	75,371,151
4.00%, 8/5/24	31,300,000	33,205,899
USD LIBOR 3-Month
+6.37%, 8.636%, 10/30/40(a)	427,488,075	467,500,959
Equity Residential
4.75%, 7/15/20	5,200,000	5,269,084
4.625%, 12/15/21	108,687,000	114,069,169
3.00%, 4/15/23	47,300,000	48,742,551
3.375%, 6/1/25	77,890,000	82,335,658
HSBC Holdings PLC (United Kingdom)
5.10%, 4/5/21	85,935,000	89,587,053
9.30%, 6/1/21	100,000	110,511
2.65%, 1/5/22	32,865,000	33,100,840
3.262%, 3/13/23(f)	13,570,000	13,805,446
3.60%, 5/25/23	63,550,000	66,078,590
3.95%, 5/18/24(f)	133,680,000	139,842,247
4.30%, 3/8/26	116,100,000	125,722,401
6.50%, 5/2/36	218,122,000	290,235,269
6.50%, 9/15/37	230,191,000	309,959,421
6.80%, 6/1/38	29,650,000	41,383,932
JPMorgan Chase & Co.
3.375%, 5/1/23	92,238,000	95,425,873
4.125%, 12/15/26	119,864,000	130,934,861
4.25%, 10/1/27	125,244,000	137,665,491
8.75%, 9/1/30(a)	81,412,000	121,215,905
Lloyds Banking Group PLC (United Kingdom)
4.05%, 8/16/23	146,125,000	153,558,950
4.50%, 11/4/24	218,317,000	227,941,439
4.582%, 12/10/25	95,956,000	100,790,543
4.65%, 3/24/26	118,232,000	124,887,935
Royal Bank of Scotland Group PLC (United Kingdom)
6.125%, 12/15/22	340,311,000	368,227,613
6.10%, 6/10/23	19,737,000	21,497,493
6.00%, 12/19/23	350,211,000	384,993,820
5.125%, 5/28/24	28,169,000	30,028,667
UniCredit SPA (Italy)
7.296%, 4/2/34(b)(f)	292,266,000	329,911,819
Unum Group
7.25%, 3/15/28	18,838,000	23,696,329
6.75%, 12/15/28	8,107,000	10,074,060
Wells Fargo & Co.
2.15%, 12/6/19	280,875,000	280,856,238
3.55%, 8/14/23	244,815,000	257,227,196
4.10%, 6/3/26	130,170,000	139,525,261
4.30%, 7/22/27	321,835,000	352,020,484
USD LIBOR 3-Month
+0.65%, 2.762%, 12/6/19	135,850,000	136,006,521

		8,316,962,445
INDUSTRIALS: 22.7%
Anheuser-Busch InBev SA/NV (Belgium)
5.45%, 1/23/39	82,275,000	104,093,218
AT&T, Inc.

5 / Dodge & Cox Income Fund	See accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)	September 30, 2019

DEBT SECURITIES (continued)

	PAR VALUE	VALUE
8.75%, 11/15/31	$100,978,000	$147,476,787
5.35%, 9/1/40	59,744,000	70,038,716
4.75%, 5/15/46	112,670,000	125,025,524
5.65%, 2/15/47	122,520,000	152,012,321
5.45%, 3/1/47	140,205,000	169,390,308
4.50%, 3/9/48	135,257,000	145,396,643
Bayer AG (Germany)
3.875%, 12/15/23(b)	301,635,000	315,118,223
4.25%, 12/15/25(b)	133,965,000	143,023,799
4.375%, 12/15/28(b)	170,210,000	183,827,348
BHP Billiton, Ltd. (Australia)
6.75%, 10/19/75(a)(b)(f)	94,947,000	110,969,306
Burlington Northern Santa Fe LLC(d)
4.70%, 10/1/19	33,445,000	33,445,000
8.251%, 1/15/21	978,256	1,009,501
3.05%, 9/1/22	39,535,000	40,641,525
5.943%, 1/15/23	8,173	8,379
3.85%, 9/1/23	79,525,000	84,368,534
5.72%, 1/15/24	9,702,747	10,411,842
5.342%, 4/1/24	2,753,765	2,913,884
5.629%, 4/1/24	11,951,618	12,679,065
5.996%, 4/1/24	26,276,713	28,675,847
3.442%, 6/16/28(b)	77,096,435	81,691,136
Cemex SAB de CV (Mexico)
6.00%, 4/1/24(b)	115,100,000	118,150,150
5.70%, 1/11/25(b)	225,456,000	231,928,842
6.125%, 5/5/25(b)	113,075,000	117,598,000
7.75%, 4/16/26(b)	138,048,000	149,610,901
Charter Communications, Inc.
5.00%, 2/1/20	20,700,000	20,867,395
4.125%, 2/15/21	33,095,000	33,690,265
4.00%, 9/1/21	40,609,000	41,546,458
4.908%, 7/23/25	122,505,000	134,630,279
4.20%, 3/15/28	59,550,000	62,690,936
5.05%, 3/30/29	34,925,000	39,081,932
6.55%, 5/1/37	46,188,000	55,473,965
6.75%, 6/15/39	112,072,000	136,722,643
6.484%, 10/23/45	450,292,000	548,678,798
5.375%, 5/1/47	57,310,000	62,364,276
5.75%, 4/1/48	195,865,000	223,204,863
Cigna Corp.
3.75%, 7/15/23	244,625,000	255,826,369
4.125%, 11/15/25	47,550,000	51,201,200
4.375%, 10/15/28	154,300,000	169,154,145
Cox Enterprises, Inc.
3.25%, 12/15/22(b)	94,333,000	96,760,404
2.95%, 6/30/23(b)	251,295,000	254,847,203
3.85%, 2/1/25(b)	231,475,000	244,673,188
3.35%, 9/15/26(b)	139,412,000	144,021,168
3.50%, 8/15/27(b)	82,472,000	86,457,226
CRH PLC (Ireland)
3.875%, 5/18/25(b)	196,754,000	208,996,528
CSX Corp.
9.75%, 6/15/20	10,067,000	10,587,989
6.251%, 1/15/23	10,784,691	11,928,823
CVS Health Corp.
4.10%, 3/25/25	42,500,000	45,381,313
4.30%, 3/25/28	253,937,000	274,661,413
4.78%, 3/25/38	89,275,000	98,416,923
Dell Technologies, Inc.
5.45%, 6/15/23(b)	192,609,000	209,736,376
Dillard’s, Inc.
7.875%, 1/1/23	275,000	296,341
7.75%, 7/15/26	21,016,000	23,912,809
7.75%, 5/15/27	12,848,000	14,593,800
7.00%, 12/1/28	28,225,000	31,082,458
Dow, Inc.
4.55%, 11/30/25(b)	16,200,000	17,797,662
7.375%, 11/1/29	69,100,000	91,050,659

	PAR VALUE	VALUE
9.40%, 5/15/39	$153,811,000	$248,305,132
5.25%, 11/15/41	39,918,000	45,875,407
5.55%, 11/30/48(b)	4,229,000	5,134,558
Elanco Animal Health, Inc.
3.912%, 8/27/21	32,870,000	33,662,406
4.272%, 8/28/23	32,775,000	34,409,510
4.90%, 8/28/28	46,519,000	50,754,477
Ford Motor Credit Co. LLC(d)
5.75%, 2/1/21	192,923,000	199,441,558
5.875%, 8/2/21	169,660,000	177,704,186
3.813%, 10/12/21	194,775,000	197,398,781
5.596%, 1/7/22	105,725,000	111,080,489
3.219%, 1/9/22	30,125,000	30,093,639
4.25%, 9/20/22	3,142,000	3,217,026
4.14%, 2/15/23	127,081,000	129,038,875
4.375%, 8/6/23	49,659,000	50,735,871
Fox Corp.
4.709%, 1/25/29(b)	19,200,000	21,915,847
5.476%, 1/25/39(b)	29,145,000	35,799,803
HCA Healthcare, Inc.
4.125%, 6/15/29	73,620,000	77,084,771
5.125%, 6/15/39	39,000,000	42,651,570
5.25%, 6/15/49	43,600,000	47,871,492
Imperial Brands PLC (United Kingdom)
3.75%, 7/21/22(b)	54,595,000	56,205,824
4.25%, 7/21/25(b)	580,620,000	608,272,289
3.875%, 7/26/29(b)	195,925,000	197,486,859
Kinder Morgan, Inc.
4.30%, 6/1/25	59,248,000	64,057,571
6.50%, 2/1/37	50,861,000	63,196,427
6.95%, 1/15/38	92,139,000	120,335,030
6.50%, 9/1/39	72,546,000	91,838,198
5.00%, 8/15/42	78,782,000	86,420,533
5.00%, 3/1/43	86,308,000	94,800,112
5.50%, 3/1/44	96,910,000	111,670,727
5.40%, 9/1/44	69,297,000	79,437,731
Macy’s, Inc.
6.90%, 4/1/29	30,383,000	34,262,697
6.70%, 7/15/34	77,960,000	87,130,765
4.50%, 12/15/34	95,617,000	88,420,798
6.375%, 3/15/37	21,354,000	22,368,744
Naspers, Ltd. (South Africa)
6.00%, 7/18/20(b)	220,010,000	225,327,642
5.50%, 7/21/25(b)	347,931,000	386,970,946
4.85%, 7/6/27(b)	140,217,000	154,702,257
Nordstrom, Inc.
6.95%, 3/15/28	20,107,000	23,964,553
Occidental Petroleum Corp.
2.90%, 8/15/24	107,365,000	108,180,236
3.20%, 8/15/26	38,905,000	39,192,734
3.50%, 8/15/29	91,530,000	92,934,307
RELX PLC (United Kingdom)
3.125%, 10/15/22	146,687,000	149,683,196
3.50%, 3/16/23	64,115,000	66,427,438
4.00%, 3/18/29	59,330,000	64,772,232
TC Energy Corp. (Canada)
5.625%, 5/20/75(a)(f)	237,639,000	244,174,073
5.875%, 8/15/76(a)(f)	84,536,000	89,427,253
5.30%, 3/15/77(a)(f)	282,129,000	280,718,355
5.50%, 9/15/79(a)(f)	138,575,000	142,874,982
Telecom Italia SPA (Italy)
5.303%, 5/30/24(b)	300,679,000	324,267,268
7.20%, 7/18/36	61,253,000	71,360,358
7.721%, 6/4/38	166,317,000	201,243,570
The Walt Disney Co.
6.20%, 12/15/34(b)	14,795,000	21,053,915
6.65%, 11/15/37(b)	79,075,000	119,194,048
Ultrapar Participacoes SA (Brazil)
5.25%, 10/6/26(b)	151,950,000	160,498,707
5.25%, 6/6/29(b)	137,300,000	143,821,750

See accompanying Notes to Portfolio of Investments	Dodge & Cox Income Fund / 6

Portfolio of Investments (unaudited)	September 30, 2019

DEBT SECURITIES (continued)

	PAR VALUE	VALUE
Union Pacific Corp.
6.061%, 1/17/23	$1,939,227	$2,140,988
4.698%, 1/2/24	1,514,664	1,591,715
5.082%, 1/2/29	4,539,555	4,916,095
5.866%, 7/2/30	27,919,074	31,508,907
6.176%, 1/2/31	24,386,051	28,497,661
Verizon Communications, Inc.
4.272%, 1/15/36	166,472,000	187,488,388
5.012%, 4/15/49	406,937,000	511,257,754
Vodafone Group PLC (United Kingdom)
7.00%, 4/4/79(a)(f)	201,235,000	231,409,892
Xerox Holdings Corp.
5.625%, 12/15/19	87,407,000	87,844,035
2.75%, 9/1/20	22,690,000	22,662,772
4.50%, 5/15/21	100,501,000	102,762,273
4.07%, 3/17/22	2,349,000	2,384,235
Zoetis, Inc.
3.45%, 11/13/20	39,377,000	39,885,056
4.50%, 11/13/25	166,139,000	184,381,062

		14,177,440,962
UTILITIES: 1.8%
Dominion Energy, Inc.
2.579%, 7/1/20	32,099,000	32,170,506
4.104%, 4/1/21	97,451,000	99,841,147
5.75%, 10/1/54(a)(f)	232,036,000	246,246,845
Enel SPA (Italy)
4.25%, 9/14/23(b)	60,000,000	63,726,700
4.625%, 9/14/25(b)	170,588,000	186,344,393
3.625%, 5/25/27(b)	38,125,000	39,568,296
6.80%, 9/15/37(b)	174,509,000	232,315,734
6.00%, 10/7/39(b)	157,024,000	196,217,426

		1,096,431,047

		23,590,834,454

TOTAL DEBT SECURITIES (Cost $59,208,430,382)		$61,830,718,931

SHORT-TERM INVESTMENTS: 5.3%

	PAR VALUE/ SHARES	VALUE
REPURCHASE AGREEMENTS: 4.9%
Bank of Montreal(c) 2.20%, dated 9/30/19, due 10/1/19, maturity value $279,917,105	$279,900,000	$279,900,000
Fixed Income Clearing Corporation(c) 1.20%, dated 9/30/19, due 10/1/19, maturity value $2,210,260,673	2,210,187,000	2,210,187,000
Royal Bank of Canada(c) 2.25%, dated 9/30/19, due 10/1/19, maturity value $559,634,975	559,600,000	559,600,000

		3,049,687,000
MONEY MARKET FUND: 0.4%
State Street Institutional U.S. Government Money Market Fund	248,985,042	248,985,042

TOTAL SHORT-TERM INVESTMENTS (Cost $3,298,672,042)		$3,298,672,042

TOTAL INVESTMENTS IN SECURITIES (Cost $62,507,102,424)	104.5%	$65,129,390,973
OTHER ASSETS LESS LIABILITIES	(4.5%)	(2,818,315,726)

NET ASSETS	100.0%	$62,311,075,247

(a)	Hybrid security has characteristics of both a debt and equity security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Repurchase agreements are collateralized by:

Bank of Montreal: U.S. Treasury Notes 2.25%-8.75%, 5/15/20-11/15/45 and U.S. Treasury Inflation Indexed Notes 0.125%-3.375%, 4/15/21-2/15/46. Total collateral value is $285,515,532.

Fixed Income Clearing Corporation: U.S. Treasury Notes 1.375%-3.125%, 4/30/21-6/15/21. Total collateral value is $2,254,409,326.

Royal Bank of Canada: U.S. Treasury Notes 2.25%-6.25%, 2/29/20-11/15/28 and U.S. Treasury Inflation Indexed Notes 0.625%-1.125%, 1/15/21-1/15/26. Total collateral value is $570,827,680.

(d)	Subsidiary (see below)
(e)

Variable rate security: interest rate is determined by the interest rates of underlying pool of assets that collateralize the security. The interest rate of the security may change due to a change in the interest rates or the composition of underlying pool of assets. The interest rate shown is the rate as of period end.

(f)

Variable rate security: fixed-to-float security pays an initial fixed interest rate and will pay a floating interest rate established at a predetermined time in the future. The interest rate shown is the rate as of period end.

(g)	Rounds to 0.0%.
(h)	A portion of securities purchased on a delayed delivery or when-issued basis.

Debt securities are grouped by parent company unless otherwise noted. Actual securities may be issued by the listed parent company or one of its subsidiaries. In determining a parent company’s country designation, the Fund generally references the country of incorporation.

Debt securities with floating interest rates are linked to the referenced benchmark; the interest rate shown is the rate as of period end.

ARM: Adjustable Rate Mortgage

CMBS: Commercial Mortgage-Backed Security

CMO: Collateralized Mortgage Obligation

CMT: Constant Maturity Treasury

DUS: Delegated Underwriting and Servicing

GO: General Obligation

RB: Revenue Bond

REMIC: Real Estate Mortgage Investment Conduit

7 / Dodge & Cox Income Fund	See accompanying Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Security valuation. The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4 p.m. Eastern Time, each day that the NYSE is open for business.

Debt securities and derivatives traded over the counter are valued using prices received from independent pricing services which utilize dealer quotes, recent transaction data, pricing models, and other inputs to arrive at market-based valuations. Pricing models may consider quoted prices for similar investments, interest rates, cash flows (including prepayment speeds), and credit risk. Exchange-traded derivatives are generally valued at the settlement price determined by the relevant exchange. Short-term securities with less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value the Fund receives upon the sale of the securities. All securities held by the Fund are denominated in U.S. dollars.

If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by or under the direction of the Funds’ Board of Trustees. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.

Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Valuation measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

▪	Level 1: Quoted prices in active markets for identical securities
▪	Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
▪	Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s holdings as of September 30, 2019:

Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)
Securities
Debt Securities
U.S. Treasury	$—	$6,095,331,675
Government-Related	—	3,244,121,826
Securitized	—	28,900,430,976
Corporate	—	23,590,834,454
Short-term Investments
Repurchase Agreements	—	3,049,687,000
Money Market Fund	248,985,042	—

Total Securities	$248,985,042	$64,880,405,931

Security transactions. Security transactions are recorded on the trade date.

Other. For more information please see the Fund’s most recent prospectus, summary prospectus, and annual report on the Fund’s website at dodgeandcox.com.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Before investing in any Dodge & Cox Fund, you should carefully consider the Fund’s investment objectives, risks, and management fees and other charges and expenses. To obtain a Fund’s prospectus and summary prospectus, which contain this and other important information, visit dodgeandcox.com or call 800-621-3979. Please read the prospectus and summary prospectus carefully before investing.

Dodge & Cox Income Fund / 8

DODGE & COX GLOBAL BOND FUND
Consolidated Portfolio of Investments (unaudited)	September 30, 2019

DEBT SECURITIES: 97.3%

	PAR VALUE		VALUE
GOVERNMENT: 24.7%
Argentina Government(h) (Argentina) 4.50%, 2/13/20	USD	3,890,000	$1,166,107
Brazil Government (Brazil) 6.00%, 8/15/24(a)	BRL	2,026,000	1,820,734
Colombia Government (Colombia)
7.75%, 4/14/21	COP	16,760,000,000	5,014,996
3.00%, 3/25/33(a)	COP	11,584,208,600	3,445,703
India Government (India) 8.24%, 2/15/27	INR	671,480,000	10,208,512
Indonesia Government (Indonesia)
8.75%, 5/15/31	IDR	39,200,000,000	3,010,820
8.25%, 5/15/36	IDR	119,400,000,000	8,749,804
Mexico Government (Mexico)
2.00%, 6/9/22(a)	MXN	131,867,975	6,439,105
5.75%, 3/5/26	MXN	71,600,000	3,434,035
8.00%, 11/7/47	MXN	183,950,000	10,030,840
Poland Government (Poland) 2.50%, 1/25/23	PLN	19,120,000	4,900,391
Thailand Government (Thailand) 1.25%, 3/12/28(a)	THB	135,376,470	4,332,728
Turkey Government (Turkey) 10.50%, 8/11/27	TRY	5,785,000	893,310
U.S. Treasury Note/Bond (United States)
1.375%, 2/15/20	USD	1,900,000	1,895,992
1.50%, 8/31/21	USD	8,000,000	7,976,250
1.50%, 9/15/22	USD	11,050,000	11,029,713

			84,349,040
GOVERNMENT-RELATED: 4.1%
Chicago Transit Authority RB (United States)
6.20%, 12/1/40	USD	225,000	302,814
6.899%, 12/1/40	USD	1,000,000	1,399,800
Indonesia Government International (Indonesia) 3.75%, 6/14/28(c)	EUR	1,050,000	1,416,174
Peru Government International (Peru) 3.75%, 3/1/30	EUR	1,000,000	1,427,944
Petroleo Brasileiro SA (Brazil)
6.625%, 1/16/34	GBP	525,000	765,051
7.25%, 3/17/44	USD	1,500,000	1,795,500
Petroleos Mexicanos (Mexico)
4.75%, 2/26/29	EUR	1,200,000	1,351,019
6.75%, 9/21/47	USD	3,536,000	3,393,853
6.35%, 2/12/48	USD	51,000	46,865
Province of Buenos Aires Argentina (Argentina) 54.806%, 5/31/22	ARS	54,100,000	344,152
State of Illinois GO (United States) 5.10%, 6/1/33	USD	1,600,000	1,733,024

			13,976,196
SECURITIZED: 25.4%
ASSET-BACKED: 5.7%
Other: 1.0%
Rio Oil Finance Trust (Brazil)
9.25%, 7/6/24(c)	USD	2,023,928	2,256,700
9.75%, 1/6/27(c)	USD	513,075	599,020
8.20%, 4/6/28(c)	USD	400,000	458,000

			3,313,720
Student Loan: 4.7%
Navient Student Loan Trust (United States)
USD LIBOR 1-Month
+1.25%, 3.268%, 6/25/65(c)	USD	1,345,541	1,356,072
+1.00%, 3.018%, 9/27/66(c)	USD	3,863,000	3,853,894
+1.35%, 3.368%, 6/25/65(c	USD	900,000	921,411

	PAR VALUE		VALUE
Navient Student Loan Trust (Private Loans) (United States)
Series 2017-A B, 3.91%, 12/16/58(c)	USD	1,050,000	$1,102,137
SLM Student Loan Trust (United States)
USD LIBOR 1-Month
+0.95%, 2.968%, 9/25/28	USD	1,953,127	1,930,356
USD LIBOR 3-Month
+0.11%, 2.229%, 12/15/32(c)	USD	3,131,980	2,975,857
+0.45%, 2.569%, 12/15/32(c)	USD	1,123,916	1,082,220
SMB Private Education Loan Trust (Private Loans) (United States)
Series 2017-B A2A, 2.82%, 10/15/35(c)	USD	1,644,819	1,665,361
Series 2018-C B, 4.00%, 11/17/42(c)	USD	1,000,000	1,073,192

			15,960,500

			19,274,220
CMBS: 0.9%
Agency CMBS: 0.9%
Freddie Mac Military Housing Trust Multifamily (United States)
4.106%, 11/25/52(c)	USD	1,042,631	1,211,398
6.027%, 11/25/55(c)	USD	1,625,978	1,956,170

			3,167,568

			3,167,568
MORTGAGE-RELATED: 18.8%
Federal Agency CMO & REMIC: 2.9%
Fannie Mae (United States) Trust 2004-W9 1A3, 6.05%, 2/25/44	USD	407,521	457,267
Freddie Mac (United States)
Series 4283 EW, 4.50%, 12/15/43(f)	USD	109,181	116,336
Series 4319 MA, 4.50%, 3/15/44(f)	USD	393,944	435,138
Ginnie Mae (United States)
Series 2010-169 JZ, 4.00%, 12/20/40	USD	528,693	559,821
USD LIBOR 1-Month
+0.65%, 2.70%, 9/20/69	USD	5,175,000	5,171,766
USD LIBOR 12-Month
+0.22%, 3.06%, 10/20/67	USD	607,861	601,710
+0.15%, 3.27%, 12/20/67	USD	1,442,479	1,424,927
+0.04%, 3.061%, 2/20/68	USD	1,088,437	1,071,026

			9,837,991
Federal Agency Mortgage Pass-Through: 15.9%
Fannie Mae, 15 Year (United States) 5.00%, 7/1/25	USD	13,801	14,360
Fannie Mae, 30 Year (United States)
4.50%, 4/1/39 - 6/1/49	USD	20,043,276	21,136,807
Fannie Mae, Hybrid ARM(f) (United States)
USD LIBOR 12-Month
+1.58%, 2.884%, 8/1/44	USD	103,832	105,663
+1.58%, 2.75%, 9/1/44	USD	165,039	168,036
+1.60%, 3.327%, 6/1/49	USD	5,087,983	5,233,860
+1.62%, 3.739%, 8/1/49	USD	3,181,735	3,282,577
Fannie Mae Pool, 30 Year(United States)(i) 4.50%, 11/1/48	USD	1,983,000	2,089,431
Freddie Mac, Hybrid ARM(f) (United States)
USD LIBOR 12-Month
+1.63%, 3.015%, 10/1/44	USD	219,600	224,298
+1.60%, 2.69%, 11/1/44	USD	548,671	557,874
+1.62%, 2.667%, 1/1/45	USD	547,050	555,715
Freddie Mac Gold, 30 Year (United States)
6.00%, 2/1/35	USD	57,170	65,267
4.50%, 8/1/44 - 3/1/49	USD	19,708,673	20,803,829

			54,237,717

			64,075,708

			86,517,496

1 / Dodge & Cox Global Bond Fund	See accompanying Notes to Consolidated Portfolio of Investments

Consolidated Portfolio of Investments (unaudited)	September 30, 2019

DEBT SECURITIES (continued)

	PAR VALUE		VALUE
CORPORATE: 43.1%
FINANCIALS: 12.1%
Bank of America Corp. (United States)
4.25%, 10/22/26	USD	1,000,000	$1,083,561
4.183%, 11/25/27	USD	1,950,000	2,098,101
Barclays PLC (United Kingdom) 4.836%, 5/9/28	USD	3,275,000	3,422,465
BNP Paribas SA (France)
4.375%, 9/28/25(c)	USD	2,400,000	2,551,176
4.625%, 3/13/27(c)	USD	2,375,000	2,575,991
Chubb, Ltd. (Switzerland) 2.50%, 3/15/38	EUR	3,700,000	4,933,746
Citigroup, Inc. (United States) USD LIBOR 3-Month
+6.37, 8.636%, 10/30/40(b)	USD	2,850,000	3,116,760
HSBC Holdings PLC (United Kingdom)
6.50%, 9/15/37	USD	775,000	1,043,562
6.00%, 3/29/40	GBP	2,225,000	3,777,756
JPMorgan Chase & Co. (United States) 1.09%, 3/11/27(g)	EUR	2,700,000	3,072,303
Lloyds Banking Group PLC (United Kingdom)
4.50%, 11/4/24	USD	1,125,000	1,174,595
4.582%, 12/10/25	USD	2,875,000	3,019,851
Royal Bank of Scotland Group PLC (United Kingdom) 6.00%, 12/19/23	USD	3,525,000	3,875,102
UniCredit SPA (Italy) 7.296%, 4/2/34(c)(g)	USD	2,725,000	3,075,998
Wells Fargo & Co. (United States) 4.30%, 7/22/27	USD	2,225,000	2,433,687

			41,254,654
INDUSTRIALS: 27.1%
Anheuser-Busch InBev SA/NV (Belgium) 5.45%, 1/23/39	USD	350,000	442,815
AT&T, Inc. (United States) 3.15%, 9/4/36	EUR	3,700,000	4,897,398
Bayer AG (Germany) 3.75%, 7/1/74(b)(g)	EUR	3,700,000	4,303,257
BHP Billiton, Ltd. (Australia) 6.75%, 10/19/75(b)(c)(g)	USD	1,425,000	1,665,469
Cemex SAB de CV (Mexico)
5.70%, 1/11/25(c)	USD	600,000	617,226
7.75%, 4/16/26(c)	USD	3,625,000	3,928,630
Charter Communications, Inc. (United States)
7.30%, 7/1/38	USD	1,725,000	2,200,231
6.75%, 6/15/39	USD	1,300,000	1,585,940
6.484%, 10/23/45	USD	2,450,000	2,985,314
Cigna Corp. (United States)
3.75%, 7/15/23	USD	850,000	888,921
4.125%, 11/15/25	USD	575,000	619,152
4.375%, 10/15/28	USD	1,650,000	1,808,842
Concho Resources, Inc. (United States)
4.875%, 10/1/47	USD	500,000	571,519
4.85%, 8/15/48	USD	250,000	286,648
Cox Enterprises, Inc. (United States)
4.80%, 2/1/35(c)	USD	350,000	380,690
8.375%, 3/1/39(c)	USD	1,775,000	2,628,703
CVS Health Corp. (United States)
4.30%, 3/25/28	USD	1,325,000	1,433,136
4.78%, 3/25/38	USD	1,000,000	1,102,402
Danaher Corp. (United States) 1.35%, 9/18/39	EUR	2,300,000	2,513,892
Dow, Inc. (United States) 5.55%, 11/30/48(c)	USD	1,275,000	1,548,016

	PAR VALUE		VALUE
Elanco Animal Health, Inc. (United States) 4.90%, 8/28/28	USD	1,525,000	$1,663,849
Ford Motor Credit Co. LLC(d) (United States)
3.35%, 11/1/22	USD	550,000	550,594
4.14%, 2/15/23	USD	1,825,000	1,853,117
4.375%, 8/6/23	USD	2,350,000	2,400,960
Grupo Televisa SAB (Mexico)
8.50%, 3/11/32	USD	1,464,000	1,965,069
6.125%, 1/31/46	USD	375,000	457,226
HCA Healthcare, Inc. (United States) 4.125%, 6/15/29	USD	2,250,000	2,355,892
Imperial Brands PLC (United Kingdom)
3.375%, 2/26/26	EUR	2,500,000	3,074,233
3.875%, 7/26/29(c)	USD	975,000	982,772
Kinder Morgan, Inc. (United States)
6.95%, 1/15/38	USD	3,275,000	4,277,203
5.50%, 3/1/44	USD	675,000	777,812
LafargeHolcim, Ltd. (Switzerland)
7.125%, 7/15/36	USD	1,150,000	1,500,896
4.75%, 9/22/46(c)	USD	950,000	1,013,123
Macy’s, Inc. (United States)
6.70%, 9/15/28	USD	50,000	55,590
6.90%, 4/1/29	USD	75,000	84,577
6.70%, 7/15/34	USD	425,000	474,995
Millicom International Cellular SA (Luxembourg) 5.125%, 1/15/28(c)	USD	3,125,000	3,258,125
Molex Electronic Technologies LLC(d) (United States) 2.878%, 4/15/20(c)	USD	731,000	732,179
MTN Group, Ltd. (South Africa) 4.755%, 11/11/24(c)	USD	1,425,000	1,442,385
Naspers, Ltd. (South Africa)
5.50%, 7/21/25(c)	USD	2,150,000	2,391,243
4.85%, 7/6/27(c)	USD	1,625,000	1,792,872
Occidental Petroleum Corp. (United States)
4.30%, 8/15/39	USD	750,000	769,845
6.60%, 3/15/46	USD	600,000	781,904
QVC, Inc.(d) (United States) 4.45%, 2/15/25	USD	1,800,000	1,867,854
TC Energy Corp. (Canada)
5.625%, 5/20/75(b)(g)	USD	1,800,000	1,849,500
5.30%, 3/15/77(b)(g)	USD	4,850,000	4,825,750
Telecom Italia SPA (Italy)
7.20%, 7/18/36	USD	1,333,000	1,552,958
7.721%, 6/4/38	USD	2,800,000	3,388,000
The Walt Disney Co. (United States) 6.65%, 11/15/37(c)	USD	1,100,000	1,658,090
Ultrapar Participacoes SA (Brazil)
5.25%, 10/6/26(c)	USD	559,000	590,449
5.25%, 6/6/29(c)	USD	2,000,000	2,095,000
Verizon Communications, Inc. (United States) 5.012%, 4/15/49	USD	2,050,000	2,575,530
Vodafone Group PLC (United Kingdom) 7.00%, 4/4/79(b)(g)	USD	900,000	1,034,954

			92,502,747
UTILITIES: 3.9%
Dominion Energy, Inc. (United States) 5.75%, 10/1/54(b)(g)	USD	4,190,000	4,446,613
Enel SPA (Italy) 3.375%, 11/24/81(b)(g)	EUR	4,100,000	4,808,425
NextEra Energy, Inc. (United States) 5.65%, 5/1/79(b)(g)	USD	1,875,000	2,037,474
The Southern Co. (United States) 5.50%, 3/15/57(b)(g)	USD	2,125,000	2,211,415

			13,503,927

			147,261,328

TOTAL DEBT SECURITIES (Cost $323,135,180)			$332,104,060

See accompanying Notes to Consolidated Portfolio of Investments	Dodge & Cox Global Bond Fund / 2

Consolidated Portfolio of Investments (unaudited)	September 30, 2019

SHORT-TERM INVESTMENTS: 2.9%

	PAR VALUE/ SHARES		VALUE
REPURCHASE AGREEMENTS: 2.5%
Bank of Montreal(e) 2.20%, dated 9/30/19, due 10/1/19, maturity value $700,043	USD	700,000	$700,000
Fixed Income Clearing Corporation(e) 1.20%, dated 9/30/19, due 10/1/19, maturity value $6,263,209	USD	6,263,000	6,263,000
Royal Bank of Canada(e) 2.25%, dated 9/30/19, due 10/1/19, maturity value $1,500,094	USD	1,500,000	1,500,000

			8,463,000
MONEY MARKET FUND: 0.4%
State Street Institutional U.S. Government Money Market Fund	USD	1,359,678	1,359,678

TOTAL SHORT-TERM INVESTMENTS (Cost $9,822,678)			$9,822,678

TOTAL INVESTMENTS IN SECURITIES (Cost $332,957,858)		100.2%	$341,926,738
OTHER ASSETS LESS LIABILITIES		(0.2%)	(644,053)

NET ASSETS		100.0%	$341,282,685

(a)	Inflation-linked
(b)	Hybrid security has characteristics of both a debt and equity security.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Subsidiary (see below)

(e)	Repurchase agreements are collateralized by:

Bank of Montreal: U.S. Treasury Note 3.75%-4.25%, 5/15/39-8/15/41 and U.S. Treasury Inflation Indexed Note 0.125%, 4/15/22. Total collateral value is $714,117.

Fixed Income Clearing Corporation: U.S. Treasury Note 2.625%, 6/15/21. Total collateral value is $6,389,447.

Royal Bank of Canada: U.S. Treasury Note 2.125%, 12/31/22. Total collateral value is $1,530,130.

(f)

Variable rate security: interest rate is determined by the interest rates of underlying pool of assets that collateralize the security. The interest rate of the security may change due to a change in the interest rates or the composition of underlying pool of assets. The interest rate shown is the rate as of period end.

(g)

Variable rate security: fixed-to-float security pays an initial fixed interest rate and will pay a floating interest rate established at a predetermined time in the future. The interest rate shown is the rate as of period end.

(h)	Dual currency bond. Issued in USD but pays in ARS at maturity.
(i)	A portion of securities purchased on a delayed delivery or when-issued basis.

Debt securities are grouped by parent company unless otherwise noted. Actual securities may be issued by the listed parent company or one of its subsidiaries. In determining a parent company’s country designation, the Fund generally references the country of incorporation.

ARM: Adjustable Rate Mortgage

CMBS: Commercial Mortgage-Backed Security

CMO: Collateralized Mortgage Obligation

GO: General Obligation

REMIC: Real Estate Mortgage Investment Conduit

RB: Revenue Bond

ARS:Argentine Peso

BRL:Brazilian Real

COP:Colombian Peso

EUR:Euro

GBP:British Pound

IDR:Indonesian Rupiah

INR:Indian Rupee

MXN:Mexican Peso

PLN:Polish Zloty

THB:Thai Baht

TRY:Turkish Lira

USD:United States Dollar

3 / Dodge & Cox Global Bond Fund	See accompanying Notes to Consolidated Portfolio of Investments

Consolidated Portfolio of Investments (unaudited)	September 30, 2019

FUTURES CONTRACTS

Description	Number of Contracts	Expiration Date	Notional Amount	Value / Unrealized Appreciation (Depreciation)
Euro-Bobl Future - Short Position	47	12/6/19	$(6,949,033)	$46,035
Euro-Bund Future - Short Position	98	12/6/19	(18,612,537)	188,611
Euro-Buxl Future - Short Position	22	12/6/19	(5,215,412)	50,630
Long-Term U.S. Treasury Bond - Short Position	74	12/19/19	(12,011,125)	180,226
UK-Gilt Future - Short Position	40	12/27/19	(6,602,189)	(9,718)
Ultra Long-Term U.S. Treasury Bond - Short Position	44	12/19/19	(8,443,875)	146,749

				$602,533

CURRENCY FORWARD CONTRACTS

Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
BRL: Brazilian Real
Goldman Sachs	8/5/20	USD	740,960	BRL	3,000,000	$32,683
Goldman Sachs	8/5/20	USD	196,157	BRL	835,000	(980)
EUR: Euro
Bank of America	10/17/19	USD	878,137	EUR	775,000	32,469
Bank of America	10/17/19	EUR	2,250,000	USD	2,514,929	(59,763)
Barclays	10/17/19	USD	9,282,975	EUR	8,125,000	417,098
Barclays	10/17/19	USD	795,039	EUR	700,000	31,210
Citibank	10/17/19	USD	820,267	EUR	725,000	29,158
Citibank	10/17/19	EUR	1,025,000	USD	1,135,413	(16,948)
Citibank	12/18/19	USD	1,729,691	EUR	1,500,000	85,032
Citibank	12/18/19	USD	17,924,972	EUR	15,785,000	617,683
Citibank	12/18/19	USD	593,171	EUR	525,000	17,541
Citibank	12/18/19	USD	680,024	EUR	615,000	5,714
Citibank	12/18/19	USD	2,309,485	EUR	2,075,000	34,374
Citibank	3/18/20	USD	1,401,344	EUR	1,250,000	21,935
GBP: British Pound
Bank of America	12/18/19	USD	914,551	GBP	725,000	20,296
Citibank	10/17/19	USD	2,847,597	GBP	2,175,000	171,681
Citibank	10/17/19	USD	255,234	GBP	200,000	9,172
Goldman Sachs	12/18/19	USD	611,590	GBP	500,000	(5,137)
THB: Thai Bhat
Barclays	1/22/20	USD	1,219,357	THB	38,300,000	(33,206)
Barclays	6/10/20	USD	754,389	THB	23,420,000	(12,699)
Barclays	6/10/20	USD	2,145,156	THB	66,650,000	(37,868)

Unrealized appreciation on currency forward contracts						1,526,046
Unrealized depreciation on currency forward contracts						(166,601)

Net unrealized appreciation on currency forward contracts						$1,359,445

The listed counterparty may be the parent company or one of its subsidiaries.

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Notional Amount	Expiration Date	Pay (Semi-Annually)	Receive (Quarterly)	Value	Upfront Payments (Receipts)	Unrealized Appreciation/ (Depreciation)
$1,730,000	12/18/49	Fixed 1.75%	USD LIBOR 3-Month	$(13,542)	$23,473	$(36,974)

See accompanying Notes to Consolidated Portfolio of Investments	Dodge & Cox Global Bond Fund / 4

NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS (unaudited)

Security valuation. The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4 p.m. Eastern Time, each day that the NYSE is open for business.

Debt securities and derivatives traded over the counter are valued using prices received from independent pricing services which utilize dealer quotes, recent transaction data, pricing models, and other inputs to arrive at market-based valuations. Pricing models may consider quoted prices for similar investments, interest rates, cash flows (including prepayment speeds), and credit risk. Exchange-traded derivatives are generally valued at the settlement price determined by the relevant exchange. Other investments for which market quotes are readily available are valued at market value. Short-term securities with less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value the Fund receives upon the sale of the securities.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using prevailing exchange rates. Currency forward contracts are valued based on the prevailing forward exchange rates of the underlying currencies. As a result, the Fund’s net assets may be affected by changes in the value of currencies in relation to the U.S. dollar.

If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by or under the direction of the Funds’ Board of Trustees. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.

Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Valuation measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

▪	Level 1: Quoted prices in active markets for identical securities
▪	Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
▪	Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s holdings as of September 30, 2019:

Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)
Securities
Debt Securities
Government	$—	$84,349,040
Government-Related	—	13,976,196
Securitized	—	86,517,496
Corporate	—	147,261,328
Short-term Investments
Repurchase Agreements	—	8,463,000
Money Market Fund	1,359,678	—

Total Securities	$1,359,678	$340,567,060

Other Investments
Futures Contracts
Appreciation	$612,251	$—
Depreciation	(9,718)	—
Interest Rate Swaps
Depreciation	—	(36,974)
Currency Forward Contracts
Appreciation	—	1,526,046
Depreciation	—	(166,601)

Security transactions. Security transactions are recorded on the trade date.

Other. For more information please see the Fund’s most recent prospectus, summary prospectus, and annual report on the Fund’s website at dodgeandcox.com.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Before investing in any Dodge & Cox Fund, you should carefully consider the Fund’s investment objectives, risks, and management fees and other charges and expenses. To obtain a Fund’s prospectus and summary prospectus, which contain this and other important information, visit dodgeandcox.com or call 800-621-3979. Please read the prospectus and summary prospectus carefully before investing.

5 / Dodge & Cox Global Bond Fund